                                                  ------------------------------
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                                                  ------------------------------
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                                                  Expires: February 28, 2006
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                                                  hours per response.......20.00
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-04782

                               HSBC INVESTOR FUNDS
               (Exact name of registrant as specified in charter)

                                3435 STELZER ROAD
                               COLUMBUS, OH 43219
                    (Address of principal executive offices)

                               BISYS FUND SERVICES
                                3435 STELZER ROAD
                               COLUMBUS, OH 43219
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-782-8183

                    Date of fiscal year end: October 31, 2005

                   Date of reporting period: January 31, 2005

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ('SS''SS' 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 'SS' 3507.

Item 1. Schedule of Investments.

     File the schedules as of the close of the reporting period as set forth in 'SS''SS' 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

The Bond Fund (the "Fund") utilizes the Master Feeder Fund Structure and seeks to achieve it's investment objective by investing all of it's investable assets in the HSBC Investor Fixed Income Portfolio (the "Portfolio"). As of January 31, 2005 the Fund's proportionate interest of the Portfolio was 15.8%. Following is the Schedule of Portfolio Investments for the Portfolio.



HSBC Investor Fixed Income Portfolio
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)


                                                                Principal
                                                               Amount ($)                    Value ($)
                                                               ----------                    ---------
U.S. Government and Government Agency Obligations  (55.4%)
Federal Home Loan Bank  (8.2%)
2.875%, 9/15/06                                                  1,850,000                      1,837,888
5.05%, 2/6/13, Callable 2/28/05 @ 100                            5,795,000                      5,796,200
5.00%, 2/7/13, Callable 2/7/05 @ 100                             6,085,000                      6,086,837
                                                                                              -----------
                                                                                               13,720,925
                                                                                              -----------
Federal Home Loan Mortgage Corp.  (9.3%)
5.00%, 7/15/14                                                   1,300,000                      1,353,390
Pool #2642, 4.50%, 10/25/27                                      7,000,000                      7,097,854
Pool #2894, 5.50%, 12/15/24                                      4,462,435                      4,583,712
Pool #C00368, 8.50%, 10/1/24                                        60,617                         66,633
Pool #C00922, 8.00%, 2/1/30                                        453,903                        491,380
Pool #C54447, 7.00%, 7/1/31                                         70,923                         75,065
Pool #C60712, 6.50%, 11/1/31                                       875,457                        917,528
Pool #C80387, 6.50%, 4/1/26                                         54,808                         57,562
Pool #D62926, 6.50%, 8/1/25                                         41,767                         43,890
Pool #G00951, 6.00%, 7/1/28                                        497,841                        514,607
Pool #G01317, 7.00%, 10/1/31                                       367,842                        389,323
                                                                                              -----------
                                                                                               15,590,944
                                                                                              -----------
Federal National Mortgage Association  (21.3%)
3.125%, 12/15/07                                                   810,000                        798,078
5.50%, 3/15/11                                                   2,910,000                      3,113,380
4.625%, 5/1/13                                                   3,300,000                      3,303,764
5.75%, 11/7/17                                                   2,575,000                      2,557,912
6.25%, 5/15/29                                                   1,798,000                      2,120,362
6.625%, 11/15/30                                                   500,000                        616,979
5.50%, 8/1/33                                                   10,365,209                     10,562,334
Pool #253438, 8.50%, 9/1/30                                        114,109                        124,219
Pool #329530, 7.00%, 12/1/25                                       126,897                        134,889
Pool #329655, 7.00%, 11/1/25                                        89,518                         95,156
Pool #356905, 4.20%, 10/1/36, (b)                                  399,955                        411,628
Pool #398958, 6.50%, 10/1/12                                       126,674                        133,971
Pool #535332, 8.50%, 4/1/30                                         95,544                        104,098
Pool #535440, 8.50%, 8/1/30                                        112,348                        122,302
Pool #535608, 9.50%, 4/1/30                                        195,004                        219,732
Pool #548965, 8.50%, 7/1/30                                         96,766                        105,340
Pool #568486, 7.00%, 1/1/31                                         75,263                         79,696
Pool #573752, 8.50%, 2/1/31                                         94,603                        102,984
Pool #575328, 6.50%, 4/1/31                                        134,691                        141,018
Pool #623129, 6.50%, 1/1/32                                      1,602,998                      1,678,300
Pool #651901, 6.00%, 8/1/32                                      1,695,080                      1,750,694
Pool #695777, 5.50%, 4/1/33                                      1,655,050                      1,687,423
Pool #722985, 3.91%, 7/1/33, (b)                                 3,928,262                      3,921,632
Pool #803855, 5.50%, 12/1/34                                     1,789,068                      1,823,099
                                                                                              -----------
                                                                                               35,708,990
                                                                                              -----------

Government National Mortgage Association  (2.6%)
Pool #346406, 7.50%, 2/15/23                                       131,227                        141,793
Pool #412530, 7.50%, 12/15/25                                      156,285                        168,327
Pool #587112, 6.00%, 6/15/32                                     2,643,041                      2,748,859
Pool #780804, 10.00%, 12/15/20                                     123,333                        136,530
Pool #780826, 9.50%, 5/15/18                                        71,084                         79,906
Pool #781300, 7.00%, 6/15/31                                       322,036                        341,966
Pool #781345, 6.00%, 10/15/31                                      638,758                        664,726
                                                                                              -----------
                                                                                                4,282,107
U.S. Treasury Bonds  (2.6%)
6.00%, 2/15/26                                                   1,200,000                      1,413,750
5.25%, 11/15/28                                                  2,200,000                      2,382,532
5.375%, 2/15/31                                                    460,000                        514,571
                                                                                              -----------
                                                                                                4,310,853
                                                                                              -----------
U.S. Treasury Notes  (11.4%)
1.625%, 3/31/05                                                    800,000                        799,031
1.625%, 4/30/05                                                  6,800,000                      6,785,122
1.50%, 3/31/06                                                   3,000,000                      2,948,319
2.75%, 6/30/06                                                   1,300,000                      1,293,500
4.00%, 2/15/14                                                   3,865,000                      3,833,898
4.25%, 8/15/14                                                     790,000                        797,314
4.25%, 11/15/14                                                  1,560,000                      1,574,382
5.50%, 8/15/28                                                   1,000,000                      1,117,773
                                                                                              -----------
                                                                                               19,149,339
                                                                                              -----------
Total U.S. Government and Government Agency Obligations                                        92,763,158
                                                                                              -----------

Corporate Obligations  (25.6%)
Aerospace & Defense  (0.2%)
Lockheed Martin Corp., 8.50%, 12/1/29                              300,000                        418,459
                                                                                              -----------

Auto Manufacturers  (0.9%)

Daimler Chrysler Auto Trust, 3.28%, 12/8/09                      1,500,000                      1,481,280
                                                                                              -----------

Finance  (18.6%)
AIG SunAmerica Global Financing VI,                                642,000                        699,872
6.30%, 5/10/11, (c)

AXA Financial, Inc., 6.50%, 4/1/08                                 165,000                        177,533

Capital One Bank, 5.125%, 2/15/14                                  725,000                        730,963

CIT Group, Inc., 7.375%, 4/2/07                                  3,725,000                      4,000,202

Citigroup, Inc., 5.625%, 8/27/12                                 2,500,000                      2,667,730

Citigroup, Inc., 5.00%, 9/15/14                                    775,000                        786,827

EOP Operating LP, 7.50%, 4/19/29                                   163,000                        194,697

Farmers Exchange Capital, 7.05%, 7/15/28, (c)                      388,000                        411,041

Farmers Insurance Exchange, 8.625%, 5/1/24, (c)                    238,000                        287,424

Florida Windstorm, 7.125%, 2/25/19, (c)                            608,000                        715,396

Ford Motor Credit Co., 7.00%, 10/1/13                              850,000                        895,872

General Electric Capital Corp., 8.75%, 5/21/07                   1,300,000                      1,445,547

General Electric Capital Corp., 7.375%, 1/19/10                    447,000                        509,518

General Electric Capital Corp., 6.875%, 11/15/10                 1,200,000                      1,352,351

General Motors Acceptance Corp., 6.75%, 12/1/14                    885,000                        867,684

Goldman Sachs Capital I, 6.345%, 2/15/34                           500,000                        535,560

Goldman Sachs Group, Inc., 6.875%, 1/15/11                       3,080,000                      3,467,981

Hutchison Whampoa Finance CI Ltd.,                                 402,000                        462,940
7.45%, 8/1/17, (c)

J.P. Morgan Chase & Co., 5.25%, 5/30/07                          3,500,000                      3,620,995

Metropolitan Life Insurance Co., 7.80%, 11/1/25, (c)               275,000                        349,081

Morgan Stanley, 5.80%, 4/1/07                                    2,500,000                      2,607,898

New York Life Insurance, 7.50%,                                    250,000                        258,773
12/15/23, Callable 12/15/05 @102.89, (c)

PNC Institutional Capital Trust A,                                 187,000                        205,845
7.95%, 12/15/26, (c)

Prudential Insurance Co., 8.30%, 7/1/25, (c)                       548,000                        717,828

SLM Corp., 4.00%, 1/15/10                                        1,145,000                      1,130,908

Travelers Property Casualty Corp.,                               1,000,000                      1,221,740
7.75%, 4/15/26

Washington Mutual, Inc., 4.625%, 4/1/14                          1,000,000                        971,213
                                                                                              -----------
                                                                                               31,293,419
                                                                                              -----------
Governments (Foreign)  (0.7%)
United Mexican States, 8.125%, 12/30/19                            495,000                        595,733

United Mexican States, 6.75%, 9/27/34                              525,000                        535,500
                                                                                              -----------
                                                                                                1,131,233
                                                                                              -----------
Oil & Gas  (1.3%)
Anadarko Finance Co., 6.75%, 5/1/11                              1,250,000                      1,410,080

Conoco, Inc., 6.95%, 4/15/29                                       565,000                        693,902
                                                                                              -----------
                                                                                                2,103,982
                                                                                              -----------
Telecommunications  (3.1%)
Bellsouth Corp., 6.00%, 11/15/34                                 1,000,000                      1,032,577
Comcast Cable Communications                                     2,200,000                      2,717,720
Holdings, Inc., 8.375%, 3/15/13

Cox Communications, Inc., 5.45%, 12/15/14, (c)                     735,000                        741,649

Lenfest Communications, 7.625%, 2/15/08                            330,000                        361,416

SBC Global Communications, Inc.,                                   380,000                        382,736
5.10%, 9/15/14                                                                                -----------
                                                                                                5,236,098
                                                                                              -----------
Utilities  (0.8%)
Pacific Gas & Electric Co., 4.80%, 3/1/14                          480,000                        480,893

Pacific Gas & Electric Co., 6.05%, 3/1/34                          350,000                        376,208

RAS Laffan Liquid Natural Gas, 8.29%, 3/15/14, (c)                 348,000                        413,268
                                                                                              -----------
                                                                                                1,270,369
                                                                                              -----------
Total Corporate Obligations                                                                    42,934,840
                                                                                              -----------

Collateralized Mortgage Obligations  (3.7%)
Banc of America Commercial Mortgage,                               675,000                        759,623
Inc. 00 2 A2, 7.20%, 5/15/10

Chase Commercial Mortgage Securities                               700,000                        786,334
Corp. 99 2 A2, 7.20%, 1/15/32

DLJ Mortgage Acceptance Corp. IO 97                                638,055                         10,342
CF1 S, 0.92%, 5/15/30, (b) (c) (d)

Fannie Mae IO 00 16 PS, 6.07%,                                     143,150                          8,964
10/25/29, (b) (d)

Fannie Mae IO 01 4 SA, 5.07%,                                      436,765                         40,144
2/17/31, (b) (d)

Fannie Mae IO 200 32 SV, 6.12%,                                     79,194                          3,760
3/18/30, (b) (d)

Fannie Mae IO 270 2, 8.50%, 9/1/23, (d)                             95,969                         19,655

Fannie Mae IO 296 2, 8.00%, 4/1/24, (d)                            108,769                         21,205

Fannie Mae IO 306 2, 8.00%, 5/1/30, (d)                            152,476                         31,987

FHA Weyerhauser, 7.43%, 1/1/24, (e)                                 79,614                         79,868
First Union-Chase Commercial                                       597,000                        649,889
Mortgage 99 C2 A2, 6.645%, 6/15/31

Freddie Mac IO 1534 K, 4.90%,                                      296,470                         23,014
6/15/23, (b) (d)

Freddie Mac IO 2141 SD, 5.67%,                                     208,674                         22,665
4/15/29, (b) (d)

Freddie Mac IO 2247 SC, 5.02%,                                     155,629                          8,202
8/15/30, (b) (d)

GE Capital Commercial Mortgage Corp.                               264,889                        278,821
 01 1 A1, 6.08%, 5/15/33

GMAC Commercial Mortgage                                           587,000                        629,365
Securities, Inc. 98 C2 A2, 6.42%, 5/15/35

GMAC Commercial Mortgage                                           321,037                          7,349
Securities, Inc. IO 96 C1 X2, 1.74%,
10/15/28, (b) (d)

Government National Mortgage                                        70,779                          1,595
Association IO 99 29 SD, 5.52%,
3/16/26, (b) (d)

Government National Mortgage                                       155,769                         15,149
Association IO 99 30 S, 6.12%, 8/16/29, (b) (d)

Government National Mortgage                                       201,362                         16,754
Association IO 99 30 SA, 5.52%,
4/16/29, (b) (d)

Government National Mortgage                                        99,451                          4,105
Association IO 99 32 SB, 5.52%,
7/16/27, (b) (d)

GS Mortgage Securities Corp. IO 97 GL                              372,350                          6,807
 X2, 0.87%, 7/13/30, (b) (d)

LB-UBS Commercial Mortgage Trust                                   233,097                        248,454
00 C3 A1, 7.95%, 7/15/09

LB-UBS Commercial Mortgage Trust                                   600,000                        684,227
00 C4 A2, 7.37%, 8/15/26

PNC Mortgage Acceptance Corp. 00 C2                                600,000                        682,763
A2, 7.30%, 10/12/33
Ryland Mortgage Securities Corp. 94 4                              390,565                        389,801
C1, 4.16%, 9/25/30, (b)

Salomon Brothers Mortgage Securities                               650,000                        717,448
VII 00 C3 A2, 6.59%, 12/18/33                                                                 -----------


Total Collateralized Mortgage Obligations                                                       6,148,290
                                                                                              -----------

Asset Backed Securities  (6.1%)
Citibank Credit Card Issuance Trust 00                           1,115,000                      1,206,728
A3, 6.875%, 11/16/09

Connecticut RRB Special Purpose Trust                              700,000                        763,391
 CL&P-1 01 1 A5, 6.21%, 12/30/11


Detroit Edison Securitization Funding                              357,000                        371,325
LLC 01 1 A3, 5.875%, 3/1/10

Detroit Edison Securitization Funding                              417,000                        468,379
LLC 01 1 A5, 6.42%, 3/1/15

MBNA Master Credit Card Trust 00 E                                 600,000                        704,537
A, 7.80%, 10/15/12

MBNA Master Credit Card Trust 99 B                                 527,000                        565,890
A, 5.90%, 8/15/11

Peco Energy Transition Trust 00 A A3,                              600,000                        678,524
7.625%, 3/1/10

Peco Energy Transition Trust 01 A A1,                              550,000                        609,594
6.52%, 12/31/10

PSE&G Transition Funding LLC 01 1                                  355,000                        404,778
A6, 6.61%, 6/15/15

Union Acceptance Corp. 01 C B, 4.73%, 11/9/09                    2,500,000                      2,528,129

WFS Financial Owner Trust, 3.35%, 4/17/09                        2,000,000                      1,988,920
                                                                                              -----------
Total Asset Backed Securities                                                                  10,290,195
                                                                                              -----------

Municipal Bonds  (1.5%)
Urban & Community Development  (1.5%)
Indianapolis Indiana Local Public                                1,500,000                      1,500,165
Improvement, 3.00%, 10/15/05

Louisiana Local Government                                         850,000                        948,711
                                                                                              -----------
Environmental Facilities & Community
Development (LOC AMBAC), 6.30%, 7/1/30

Total Municipal Bonds                                                                           2,448,876
                                                                                              -----------



                                                                    Shares                      Value ($)
                                                                    ------                      ---------
Investment Companies  (6.7%)
HSBC Investor Money Market Fund                                  8,300,000                      8,300,000
Class I Shares *                                                                              -----------

Dreyfus Cash Management Fund                                     2,894,572                      2,894,572
                                                                                              -----------
Total Investment Companies                                                                     11,194,572
                                                                                              -----------

Total (Cost $160,002,043) (a)   -   99.0%                                                     165,779,931
                                                                                              ===========

------------

Percentages indicated are based on net assets at January 31, 2005.


(a) Cost for federal income tax purposes is $160,010,030 and differs from value by unrealized appreciation and depreciation of securities as follows:
     Unrealized appreciation        $   6,971,927
     Unrealized depreciation           (1,202,026)
                                    -------------
     Net unrealized appreciation    $   5,769,901
                                    =============

(b) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represents the rates that were in effect on January 31, 2005. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(d) Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an Interest-Only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages.

(e) Rule 144a, Section 4(2) or other security which is restricted as to resale to institutional investors. These securities have been deemed illiquid by the investment manager based on procedures approved by the Board of Trustees. Represents .05% of net assets.

* Investment in affiliate.

LOC - Letter of Credit

See notes to Schedule of Portfolio Investments.

Industry                                                     Percent of Net Assets
--------                                                     ---------------------
Automotive                                                            9.6%
Banking & Financial Services                                         21.9%
Building & Construction                                               0.8%
Building Materials                                                    3.1%
Chemicals                                                             0.6%
Computer Related                                                      1.6%
Diversified Manufacturing Operations                                  1.0%
Drugs - Medical                                                       4.7%
Electrical                                                            2.7%
Electronic Components & Semiconductors                                4.2%
Food & Beverage                                                       3.5%
Insurance                                                             6.9%
Leisure                                                               1.2%
Metals & Mining                                                       6.1%
Manufacturing                                                         5.1%
Multimedia                                                            0.8%
Oil & Gas                                                            12.0%
Paper Products                                                        1.5%
Real Estate                                                           0.2%
Restaurants                                                           1.2%
Retail                                                                3.3%
Telecommunciations                                                    4.8%
Tobacco                                                               2.0%
Investment Companies                                                  0.9%
                                                                     -----
Total Investments                                                    99.7%
                                                                     -----

U.S. Treasury Money Market Fund
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)


                                                                Principal
                                                               Amount ($)              Value ($)
                                                               ----------              ---------
U.S. Treasury Bills*  (100.2%)
1.95%, 2/10/05                                                 154,100,000              154,024,780
1.94%, 2/17/05                                                  24,300,000               24,279,610
1.78%, 2/24/05                                                  10,000,000                9,988,819
2.02%, 3/3/05                                                   15,000,000               14,976,333
2.14%, 3/10/05                                                  21,000,000               20,957,188
2.16%, 3/17/05                                                  15,500,000               15,462,722
2.17%, 3/24/05                                                  20,600,000               20,540,926
1.93%, 3/31/05                                                  10,000,000                9,968,906
2.26%, 4/7/05                                                   15,000,000               14,942,448
2.31%, 4/14/05                                                  19,090,000               19,008,627
2.33%, 4/21/05                                                  28,300,000               28,162,949
2.10%, 4/28/05                                                  10,000,000                9,950,669
2.15%, 5/5/05                                                   10,000,000                9,945,104
2.30%, 5/12/05                                                  10,000,000                9,937,292
2.34%, 5/19/05                                                  10,000,000                9,931,639
2.31%, 5/26/05                                                  10,000,000                9,927,642
2.51%, 6/2/05                                                    9,000,000                8,927,686
2.53%, 6/9/05                                                   10,000,000                9,913,200
2.43%, 6/16/05                                                   5,000,000                4,955,000
2.56%, 6/23/05                                                   5,000,000                4,950,201
2.56%, 6/30/05                                                   5,000,000                4,947,747
2.59%, 7/7/05                                                    6,000,000                5,933,570
2.67%, 7/14/05                                                  11,580,000               11,445,012
2.62%, 7/21/05                                                   5,000,000                4,938,729
2.66%, 7/28/05                                                   5,000,000                4,935,592
                                                                                        -----------
Total U.S. Treasury Bills                                                               442,952,391
                                                                                        -----------

Total (Cost $442,952,391) (a)   -   100.2%                                              442,952,391
                                                                                        ===========

------------

Percentages indicated are based on net assets at January 31, 2005.


(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Rate presented indicates the effective yield at time of purchase.


See notes to Schedule of Portfolio Investments.

HSBC Investor U.S. Government Money Market Fund
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                               Principal
                                                               Amount ($)                    Value ($)
                                                               ----------                    ---------
U.S. Government and Government Agency Obligations  (95.4%)
Federal Farm Credit Bank  (12.5%)
2.23%, 12/14/05, (b)                                            50,000,000                    49,973,727
2.32%, 12/16/05, (b)                                            50,000,000                    50,000,000
2.28%, 4/20/06, (b)                                             50,000,000                    49,999,926
2.30%, 8/16/06, (b)                                             50,000,000                    50,007,371
                                                                                           -------------
                                                                                             199,981,024
                                                                                           -------------

Federal Home Loan Bank  (82.9%)
2.23%, 2/4/05                                                  129,956,000                   129,931,850
2.28%, 2/9/05                                                   50,000,000                    49,974,667
1.80%, 2/11/05                                                 100,000,000                    99,950,000
1.37%, 3/25/05                                                 100,000,000                   100,000,000
2.30%, 4/7/05, (b)                                             290,000,000                   290,004,906
1.35%, 4/15/05                                                 100,000,000                   100,000,000
1.55%, 5/23/05                                                 100,000,000                   100,000,000
2.28%, 7/15/05, (b)                                            150,000,000                   149,983,010
2.26%, 8/4/05, (b)                                             100,000,000                    99,974,703
2.255%, 10/3/05, (b)                                           200,000,000                   199,953,028
                                                                                           -------------
                                                                                           1,319,772,164
Total U.S. Government and Government Agency Obligations                                    1,519,753,188
                                                                                           -------------

Repurchase Agreements  (4.6%)
Lehman Brothers, 2.43%, 2/1/05,                                 73,315,000                    73,315,000
                                                                                           -------------
purchased 1/31/05, due 2/1/05 with a
maturity value of $73,319,949
(collateralized fully by various U.S.
Government Agency Obligations)

Total Repurchase Agreements                                                                   73,315,000
                                                                                           -------------

Total (Cost $1,593,068,188) (a)   -   100.0%                                               1,593,068,188
                                                                                           =============

------------

Percentages indicated are based on net assets at January 31, 2005.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rate presented in this report represents the rate that was in effect on January 31, 2005. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

See notes to Schedule of Portfolio Investments.

HSBC Investor Tax-Free Money Market Fund

Schedule of Portfolio Investments
January 31, 2005
(Unaudited)



                                                                Principal
                                                                Amount ($)                  Value ($)
                                                                ----------                  ---------
Variable Rate Demand Notes* (79.4%)
Alabama (1.5%)
Birmingham Alabama GO, 1.85%,                                      325,000                      325,000
10/1/15, (AMBAC Insured, LOC Societe Generale)                                                  -------

California (18.9%)
California Cities Home Ownership                                   200,000                      200,000
Authority Revenue, 1.90%, 9/1/06, (LOC FHLMC)

California State Department of Water                             1,000,000                    1,000,000
Resources Power Supply Revenue, Series
B-5, 1.90%, 5/1/22, (LOC Bayerishce
Landesbank, Westdeutsche Landesbank)

California State Series A-3, 1.90%,                              1,000,000                    1,000,000
5/1/33, (LOC Westdeutsche Landesbank,
JP Morgan Chase Bank)

Fontana Unified School District                                    500,000                      500,000
Certificates of Participation, 1.80%,
9/1/37, (LOC FSA, SPA Dexia Local)

Pacific Housing & Finance Agency                                   500,000                      500,000
California Revenue, 1.90%, 2/1/07,
(Credit Support FHLMC, Liquidity
Facility Societe Generale)

San Jose Redevelopment Agency,                                     500,000                      500,000
1.81%, 7/1/26, (LOC Morgan Guaranty Trust)

South Bay Regional Public                                          490,000                      490,000
Communications Authority Revenue,                                                               -------
1.82%, 1/1/31, (LOC Allied Irish Bank PLC)
                                                                                              4,190,000
                                                                                              ---------
Colorado (2.3%)

University of Colorado Hospital                                    500,000                      500,000
Authority Revenue, 1.83%, 11/15/33,                                                             -------
(FSA Insured, SPA Citibank, SPA State Street)

Florida (7.9%)

Broward County Housing Finance                                     300,000                      300,000
Authority, 1.86%, 11/1/07, (LOC Bank One)

Broward County Housing Finance                                     300,000                      300,000
Authority, 1.89%, 6/15/37, (FNMA Insured)

Manatee County Housing Finance                                     150,000                      150,000
Authority Revenue, 1.90%, 1/15/37,
AMT, (LOC Bank of America N.A.)

Saint Johns County Florida Housing                               1,000,000                    1,000,000
Authority Revenue, 1.90%, 6/15/34,                                                            ---------
(LOC FNMA)




Hawaii (7.2%)                                                                                 1,750,000
                                                                                              ---------
Honolulu City & County Department of                             1,600,000                    1,600,000
Finance, 2.28%, 12/1/20, (FGIC Insured,                                                       ---------
SPA FGIC-SPI)

Indiana (3.3%)

Health Facility Financing Authority,                               335,000                      335,000
1.84%, 11/1/20, (LOC National City Bank)

Indiana Municipal Power Agency                                     400,000                      400,000
Revenue, 1.84%, 1/1/18, (LOC Toronto                                                            -------
Dominion Bank)
                                                                                                735,000
                                                                                                -------
New Mexico (2.3%)

Farmington New Mexico Hospital                                     500,000                      500,000
Revenue, 1.87%, 6/1/28, (LOC Bank of                                                            -------
Nova Scotia)

New York (16.3%)

Metropolitan Transportation Authority                            1,000,000                    1,000,000
NY Revenue, 1.78%, 11/1/26, (AMBAC Insured,
SPA Bank of Nova Scotia)

New York City Transitional Finance                               1,000,000                    1,000,000
Authority, 1.90%, 11/1/22, (Liquidity
Facility JP Morgan Chase)

New York City Transitional Finance                               1,000,000                    1,000,000
Authority, 1.90%, 5/1/28, (SPA JP
Morgan Chase)

New York State Dormitory Authority,                                600,000                      599,747
1.03%, 7/1/28                                                                                   -------

                                                                                              3,599,747
                                                                                              ---------
North Calolina (2.7%)

North Carolina Educational Facilities                              590,000                      590,000
Finance Agency Revenue, 1.84%, 1/1/21,                                                          -------
(LOC Bank of America)

Pennsylvania (5.2%)

Delaware Valley Pennsylvania Regional                              500,000                      500,000
Financial Authority, 1.84%, 12/1/19,
(LOC Toronto-Dominion Bank)

Emmaus Pennsylvania General Authority                              660,000                      660,000
Revenue, 1.86%, 3/1/24, (LOC Depfa Bank PLC)                                                    -------
                                                                                              1,160,000
                                                                                              ---------
Rhode Island (4.5%)

Providence Rhode Island Housing                                  1,000,000                    1,000,000
Authority Multi-Family Revenue, 1.96%,                                                        ---------
9/1/30, (LOC Fleet Bank)

Texas (5.0%)

Bexar County Health Facility                                       500,000                      500,000
Development Corp., 1.90%, 9/1/27, (LOC
Chase Bank of Texas)

Northside Independent School District,                             600,000                      600,000
1.67%, 6/15/33, (PSF-GTD Insured, SPA                                                           -------
Bank of America)

                                                                                              1,100,000
                                                                                              ---------



West Virginia (2.3%)
West Virginia State Hospital Finance                               500,000                      500,000
Authority Revenue, 1.84%, 10/1/33,                                                              -------
(LOC Bank One N.A.)

Total Variable Rate Demand Notes*                                                            17,549,747
                                                                                             ----------
Tax-Free Notes And Commercial Paper (7.2%)

Florida (4.5%)

Pinellas County Education, 1.79%,                                1,000,000                    1,000,000
2/2/05, (LOC First Union)                                                                     ---------

Texas (2.7%)

Houston Texas Tax & Revenue                                        600,000                      603,424
Anticipation Notes, 3.00%, 6/30/05                                                              -------

Total Tax-Free Notes And Commercial Paper                                                     1,603,424
                                                                                              ---------



                                                                   Shares                     Value ($)
                                                                   ------                     ---------
Investment Companies (8.7%)
Blackrock Provident Institutional Shares                           834,983                      834,983

Federated Tax-Free Obligations Fund                              1,093,525                    1,093,525
Institutional Shares                                                                          ---------

Total Investment Companies                                                                    1,928,508
                                                                                              ---------

Total (Cost $21,081,679) (a) - 95.3%                                                         21,081,679
                                                                                             ==========
------------


Percentages indicated are based on net assets at January 31, 2005.


(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represent the rates that were in effect on January 31, 2005. The maturity dates presented reflect the stated maturity date. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

AMT - Interest on security is subject to Federal Alternative Minimum Tax AMBAC - American Municipal Bond Assurance Corp.
FGIC - Financial Guaranty Insurance Corp.
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
FSA - Federal Security Assurance
GO - General Obligation
LOC - Letter of Credit
PSF-GTD - Permanent School Fund Guaranteed
SPA - Standby Purchase Agreement
SPI - Securities Purchase, Inc.


See notes to Schedule of Portfolio Investments.

The Overseas Equity Fund (the "Fund") utilizes the Master Feeder Fund Structure and seeks to achieve it's investment objective by investing all of it's investable assets in the HSBC Investor International Equity Portfolio (the "Portfolio"). As of January 31, 2005 the Fund's proportionate interest of the Portfolio was 10.0%. Following is the Schedule of Portfolio Investments for the Portfolio.


HSBC Investor International Equity Portfolio

Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                   Shares                        Value ($)
                                                                   ------                        ---------
Common Stocks  (98.8%)

Australia  (0.7%)
BlueScope Steel Ltd.                                               218,300                       1,566,566
                                                                                               -----------
Belgium  (3.0%)
Belgacom (b)                                                        18,300                         756,277
Delhaize Group                                                      51,900                       3,824,890
KBC Bankverzekeringsholding                                         31,600                       2,442,926
                                                                                               -----------
                                                                                                 7,024,093
                                                                                               -----------
Brazil  (1.7%)
Brasken SA                                                      10,000,000                         444,828
CIA de Saneamento Basico do Estado de Sao Paulo                  7,710,000                         408,246
Gerdau SA ADR                                                       33,400                         562,790
Petroleo Brasileiro SA ADR                                          27,700                         993,044
Unibanco GDR                                                        13,000                         400,270
Usinas Siderurgicas de Minas Gerais SA                              30,200                         619,042
Votorantim Celulos Papel SA ADR                                     34,250                         501,078
                                                                                               -----------
                                                                                                 3,929,298
                                                                                               -----------
Canada  (3.9%)
Alcan, Inc.                                                         62,900                       2,507,993
Bank of Nova Scotia                                                109,800                       3,494,280
Manulife Financial Corp.                                            67,400                       2,963,819
Novelis, Inc. (b)                                                   12,580                         280,445
                                                                                               -----------
                                                                                                 9,246,537
                                                                                               -----------
China  (0.1%)
China Petroleum & Chemical Corp.                                   592,000                         236,686
                                                                                               -----------
Finland  (0.9%)
Nokia Corp., Class A                                                69,100                       1,056,450
Sampo OYJ, Class A                                                  77,000                       1,019,640
                                                                                               -----------
                                                                                                 2,076,090
                                                                                               -----------
France  (10.0%)
Assurances Generales de France                                      75,600                       5,737,087
BNP Paribas SA                                                      15,800                       1,139,048
Credit Agricole SA                                                  75,900                       2,260,662
France Telecom SA                                                   32,800                       1,029,337
Renault SA                                                          38,100                       3,110,315
Sanofi-Aventis                                                      57,800                       4,301,708
Societe Generale                                                    33,700                       3,355,529
Total SA                                                            12,500                       2,685,061
                                                                                               -----------
                                                                                                23,618,747
                                                                                               -----------
Germany  (8.2%)
Continental AG                                                      70,800                       4,910,721
E.ON AG                                                             42,300                       3,781,515
Fresenius Medical Care AG                                           22,800                       1,842,801




HeidelbergCement AG                                                 47,600                       3,195,058
MAN AG                                                              66,000                       2,723,491
Siemens AG                                                          14,400                       1,149,517
Volkswagen AG                                                       35,200                       1,688,826
                                                                                               -----------
                                                                                                19,291,929
                                                                                               -----------
Hungary  (0.6%)
MOL Magyar Olaj - es Gazipari Rt. GDR                               21,600                       1,434,240
                                                                                               -----------

India  (0.4%)
ICICI Bank Ltd., ADR                                                47,300                         930,391
                                                                                               -----------
Ireland  (0.7%)
Depfa Bank PLC                                                      96,470                       1,697,038
                                                                                               -----------
Israel  (0.4%)
Bank Hapoalim Ltd.                                                 286,600                       1,033,575
                                                                                               -----------
Italy  (1.7%)
ENI SpA                                                            166,500                       4,057,605
                                                                                               -----------
Japan  (24.0%)
Aiful Corp.                                                         29,700                       3,361,017
Canon, Inc.                                                        124,000                       6,464,141
Daito Trust Construction Co., Ltd.                                  36,700                       1,695,615
Hitachi, Ltd.                                                      144,000                         956,928
Honda Motor Co., Ltd.                                               96,600                       5,042,365
ITOCHU Corp.                                                       317,000                       1,496,915
Japan Tobacco, Inc.                                                    240                       2,546,689
JFE Holdings, Inc.                                                 104,700                       2,893,243
Leopalace21 Corp.                                                   29,300                         533,742
Nippon Electric Glass Co., Ltd.                                     70,000                         920,103
Nippon Electric Glass Co., Ltd.,                                    70,000                         918,609
when-issued shares (b)
Nippon Meat Packers, Inc.                                          151,000                       2,048,699
Nippon Mining Holdings, Inc.                                       360,000                       1,821,747
Nissan Motor Co., Ltd.                                             281,100                       2,965,536
Promise Co., Ltd.                                                   49,000                       3,444,766
Sanyo Shinpan Finance Co., Ltd.                                     26,900                       1,778,216
Sega Sammy Holdings, Inc. (b)                                       25,000                       1,609,012
Sony Corp.                                                          12,510                         461,826
Sumitomo Mitsui Financial Group, Inc.                                  718                       5,028,640
Takeda Chemical Industries, Ltd.                                    21,500                       1,018,123
Tanabe Seiyaku Co., Ltd.                                           129,000                       1,362,838
The Tokyo Electric Power Co., Inc.                                  90,600                       2,157,648
Toyota Motor Co.                                                    82,000                       3,187,514
UFJ Holdings, Inc.                                                     216                       1,288,269
UNY Co., Ltd.                                                      146,000                       1,710,982
                                                                                               -----------
                                                                                                56,713,183
                                                                                               -----------
Luxembourg  (2.3%)
Arcelor                                                            243,180                       5,428,757
                                                                                               -----------
Netherlands  (3.4%)
ABN AMRO Holding NV                                                 97,553                       2,641,650
ING Groep NV                                                       114,368                       3,295,655
Royal Dutch Petroleum Co.                                           33,800                       1,973,411
                                                                                               -----------
                                                                                                 7,910,716
                                                                                               -----------
Norway  (0.3%)
Yara International ASA (b)                                          52,100                         615,054
                                                                                               -----------
Singapore  (2.4%)




Flextronics International Ltd. (b)                                 162,400                       2,297,960
Singapore Telecommunications Ltd.                                2,104,630                       3,280,550
                                                                                               -----------
                                                                                                 5,578,510
                                                                                               -----------
South Africa  (1.6%)
ABSA Group Ltd.                                                    100,500                       1,281,405
Sanlam Ltd.                                                        615,600                       1,295,540
Telkom South Africa Ltd.                                            60,000                       1,087,287
                                                                                               -----------
                                                                                                 3,664,232
                                                                                               -----------
South Korea  (2.4%)
Hyundai Motor Co., Ltd.                                             16,300                         926,602
Industrial Bank of Korea GDR                                        88,300                         662,250
Kookmin Bank ADR (b)                                                14,600                         633,640
POSCO ADR                                                           34,200                       1,539,000
Shinhan Financial Group Co., Ltd. ADR                               35,150                       1,803,195
                                                                                               -----------
                                                                                                 5,564,687
                                                                                               -----------
Spain  (3.1%)
Altadis SA                                                          19,800                         863,840
Endesa SA                                                          103,700                       2,360,172
Repsol SA                                                          155,000                       3,964,830
                                                                                               -----------
                                                                                                 7,188,842
                                                                                               -----------
Sweden  (1.3%)
Svenska Cellusoa AB, B shares                                       77,800                       2,977,196
                                                                                               -----------
Switzerland  (2.6%)
Credit Suisse Group                                                106,800                       4,301,395
Nestle SA Registered                                                 7,048                       1,850,500
                                                                                               -----------
                                                                                                 6,151,895
                                                                                               -----------
Taiwan  (1.4%)
China Steel Corp., GDR                                              41,400                         922,392
Compal Electronics, Inc.                                           214,321                       1,024,454
Far Eastone Telecommunications Co., Ltd. (b)                        21,400                         368,155
Gigabyte Technology Co., Ltd.                                      257,250                         269,324
Taiwan Semiconductor Manufacturing Co., Ltd.                       467,755                         777,480
                                                                                               -----------
                                                                                                 3,361,805
                                                                                               -----------
Thailand  (0.2%)
PTT Public Company Ltd.                                            121,400                         557,328
                                                                                               -----------
Turkey  (0.8%)
Akbank T.A.S.                                                      175,000                       1,099,272
Ford Otomotiv Sanayi AS                                             80,700                         690,187
                                                                                               -----------
                                                                                                 1,789,459
                                                                                               -----------
United Kingdom  (20.7%)
Associated British Foods PLC                                       147,000                       2,085,308
Aviva PLC                                                          346,270                       4,142,054
Barclays PLC                                                       162,700                       1,782,510
BP Amoco PLC                                                       692,800                       6,859,900
British American Tobacco PLC                                        69,000                       1,195,647
George Wimpey PLC                                                  244,600                       1,932,770
Glaxosmithkline PLC                                                162,400                       3,584,240
HBOS PLC                                                           107,000                       1,705,104
Intercontinental Hotels Group PLC                                  163,929                       2,063,040
Lloyds TSB Group PLC                                                83,200                         777,323
Mitchells & Butlers PLC                                            119,800                         734,311
Punch Taverns PLC                                                  185,000                       2,332,478
RMC Group PLC                                                      132,300                       2,115,927




Royal & Sun Alliance Insurance Group PLC                           736,000                       1,185,417
Sainsbury PLC                                                      410,062                       2,186,708
Shell Transport & Trading Co., PLC                                 160,000                       1,402,451
Taylor Woodrow PLC                                                 361,600                       1,948,390
Trinity Mirror PLC                                                 145,600                       1,860,860
Vodafone Group PLC                                               1,461,053                       3,767,941
Whitbread PLC                                                      169,400                       2,809,773
Xstrata PLC                                                        146,000                       2,544,877
                                                                                               -----------
                                                                                                49,017,029
                                                                                               -----------
Total Common Stocks                                                                            232,661,488
                                                                                               -----------

Rights & Warrants  (0.0%)

United Kingdom  (0.0%)
TI Automotive Ltd., Class A (b) (c)                                190,000                               0
                                                                                               -----------
Total Rights & Warrants                                                                                  0
                                                                                               -----------


                                                                 Principal
                                                                 Amount($)                       Value ($)
                                                                 ---------                       ---------
Repurchase Agreement  (0.9%)

Investors Bank & Trust Cash Reserve, 1.50%, 2/1/05               2,203,480                       2,203,480
Purchased on 1/31/05, due 2/1/05 with a                                                        -----------
maturity value of $2,203,572
(collateralized fully by U.S.
Government Agency Obligation)

Total Repurchase Agreements                                                                      2,203,480
                                                                                               -----------

Total (Cost $195,544,036) (a)   -   99.7%                                                      234,864,968
                                                                                               ===========

------------

Percentages indicated are based on net assets at January 31, 2005.


(a) Cost for federal income tax purposes is $196,041,732 and differs from value by unrealized appreciation and depreciation of securities as follows:
     Unrealized appreciation           $ 40,265,158
     Unrealized depreciation             (1,441,922)
                                       ------------
     Net unrealized appreciation       $ 38,823,236
                                       ============

(b) Represents non-income producing security.

(c) Represents illiquid security.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

See notes to Schedule of Portfolio Investments.

The Opportunity Fund (the "Fund") utilizes the Master Feeder Fund Structure and seeks to achieve it's investment objective by investing all of it's investable assets in the HSBC Investor Small Cap Equity Portfolio (the "Portfolio"). As of January 31, 2005 the Fund's proportionate interest of the Portfolio was 9.3%. Following is the Schedule of Portfolio Investments for the Portfolio.


HSBC Investor Small Cap Equity Portfolio

Schedule of Portfolio Investments
January 31, 2005
(Unaudited)



                                                                   Shares                    Value ($)
                                                                   ------                    ---------
Common Stocks (99.7%)
Advertising (2.1%)
Monster Worldwide, Inc. (b)                                        199,600                   6,245,484
                                                                                            ----------

Banking (6.3%)
East West Bancorp, Inc.                                            163,700                   6,374,478
Southwest Bancorporation of Texas, Inc.                            264,000                   5,219,280
Wintrust Financial Corp.                                           131,700                   7,306,716
                                                                                            ----------
                                                                                            18,900,474
                                                                                            ----------
Biotechnology (3.3%)
Celgene Corp. (b)                                                  356,900                   9,757,646
                                                                                            ----------

Commercial Services (2.0%)
Alliance Data Systems Corp. (b)                                    138,300                   6,004,986
                                                                                            ----------

Computer Software (5.1%)
CheckFree Corp. (b)                                                 88,800                   3,463,200
SRA International, Inc. Class A (b)                                115,100                   6,391,503
Transaction Systems Architects, Inc.                               253,400                   5,382,216
Class A (b)                                                                                 ----------
                                                                                            15,236,919
                                                                                            ----------

Consulting Services (1.2%)
LECG Corp. (b)                                                     202,800                   3,624,036
                                                                                            ----------

Cruise Lines  (1.6%)
Royal Caribbean Cruises Ltd.                                        88,400                   4,685,200
                                                                                            ----------

Diversified Manufacturing Operations (10.5%)
Actuant Corp. Class A (b)                                          180,600                   9,436,350
AMETEK, Inc.                                                       242,900                   9,278,780
IDEX Corp.                                                         153,100                   5,902,005
Roper Industries, Inc.                                             116,200                   6,746,572
                                                                                            ----------
                                                                                            31,363,707
                                                                                            ----------
Educational Services  (1.2%)
Career Education Corp. (b)                                          92,900                   3,742,941
                                                                                            ----------

Electronic Components & Semiconductors (8.1%)
ATMI, Inc. (b)                                                     164,800                   3,745,904
Power Integrations, Inc. (b)                                       224,200                   4,102,860
Semtech Corp. (b)                                                  209,200                   3,845,096
Thermo Electron Corp. (b)                                          253,400                   7,586,796
Varian Semiconductor Equipment                                     146,800                   5,032,304
Associates, Inc. (b)                                                                        ----------
                                                                                            24,312,960
                                                                                            ----------

Environmental Services (6.2%)
Pioneer Natural Resources Co.                                      160,500                   6,161,595
Republic Services, Inc. Class A                                    225,000                   7,418,250
Waste Connections, Inc. (b)                                        160,000                   5,033,600
                                                                                            ----------
                                                                                            18,613,445
                                                                                            ----------



Financial Services (1.0%)
CapitalSource, Inc. (b)                                            133,000                   3,140,130
                                                                                             ---------

Health Care (10.2%)
Advanced Medical Optics, Inc. (b)                                   77,100                   3,291,399
Cytyc Corp. (b)                                                    229,100                   5,738,955
Manor Care, Inc.                                                   235,500                   8,136,525
Omnicare, Inc.                                                     144,700                   4,449,525
PacifiCare Health Systems, Inc. (b)                                145,800                   8,971,074
                                                                                             ---------
                                                                                            30,587,478
                                                                                            ----------
Hospitals (1.6%)
Triad Hospitals, Inc. (b)                                          119,300                   4,854,317
                                                                                             ---------

Human Resources (1.5%)
Employee Solutions, Inc. (b) (c)                                     2,483                           2
Hewitt Associates, Inc. (b)                                        151,000                   4,514,900
                                                                                             ---------
                                                                                             4,514,902
                                                                                             ---------
Internet Related (4.4%)
Ask Jeeves, Inc. (b)                                               126,800                   3,596,048
Check Point Software Technologies Ltd. (b)                         101,500                   2,464,420
Concur Technologies, Inc. (b)                                      384,400                   3,071,356
RSA Security, Inc. (b)                                             232,300                   4,090,803
                                                                                             ---------
                                                                                            13,222,627
                                                                                            ----------
Media (1.7%)
Westwood One, Inc. (b)                                             210,100                   5,073,915
                                                                                             ---------

Oil & Gas (14.3%)
Amerada Hess Corp.                                                  77,100                   6,680,715
Chesapeake Energy Corp.                                            423,500                   7,440,895
Consol Energy, Inc.                                                152,000                   6,412,880
Denbury Resources, Inc. (b)                                        154,200                   4,502,640
Peabody Energy Corp.                                               143,600                  12,170,100
Smith International, Inc. (b)                                       95,000                   5,624,000
                                                                                             ---------
                                                                                            42,831,230
                                                                                            ----------

Pharmaceuticals (4.8%)
Elan Corp., PLC (b)                                                296,700                   7,990,131
Santarus, Inc. (b)                                                 484,800                   3,083,328
The Medicines Co. (b)                                              122,492                   3,369,755
                                                                                             ---------
                                                                                            14,443,214
                                                                                            ----------

Railroad Equipment (1.6%)
Wabtec Corp.                                                       257,700                   4,803,528
                                                                                             ---------

Retail (4.7%)
Cost Plus, Inc. (b)                                                125,700                   3,297,111
Foot Locker, Inc.                                                  115,000                   3,095,800
P.F. Chang's China Bistro, Inc. (b)                                 61,300                   3,407,667
Williams-Sonoma, Inc. (b)                                          126,800                   4,387,280
                                                                                             ---------
                                                                                            14,187,858
                                                                                            ----------
Steel Producers (2.9%)
United States Steel Corp.                                          169,000                   8,754,200
                                                                                             ---------

Telecommunications (1.5%)
Scientific-Atlanta, Inc.                                           144,700                   4,385,857
                                                                                             ---------

Telecommunications Equipment (1.9%)
Polycom, Inc. (b)                                                  323,300                   5,586,624
                                                                                             ---------
Total Common Stocks                                                                        298,873,678
                                                                                           -----------

Total (Cost $244,674,182) (a) - 99.7%                                                      298,873,678
                                                                                           ===========


------------

Percentages indicated are based on net assets at January 31, 2005.


(a) Cost for federal income tax purposes is $245,671,947 and differs from value by unrealized appreciation and depreciation of securities as follows:
     Unrealized appreciation                $ 63,548,606
     Unrealized depreciation                 (10,346,875)
                                            -------------
     Net unrealized appreciation            $ 53,201,731
                                            ============

(b) Represents non-income producing security.

(c) Represents illiquid security.

See notes to Schedule of Portfolio Investments.

HSBC Investor New York Tax-Free Money Market Fund
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                Principal
                                                               Amount ($)                   Value ($)
                                                               ----------                   ---------
Variable Rate Demand Notes*  (72.6%)
New York  (70.1%)
Albany IDA, 1.85%, 5/1/27, (LOC KeyBank)                         2,195,000                     2,195,000

Babylon IDA, 1.81%, 1/1/19, (SPA JP                              2,300,000                     2,300,000
Morgan Chase, FSA Insured)

Battery Park Housing Development,                                4,970,000                     4,970,000
1.95%, 6/1/23, (LOC JP Morgan Chase)

Great Neck North Water Authority,                                  500,000                       500,000
1.83%, 1/1/20, (FGIC Insured, SPA State Street)

Long Island Power Authority, 1.82%,                             13,800,000                    13,800,000
12/1/29, (FSA, SPA Dexia Insured)

Long Island Power Authority, 1.85%,                              5,000,000                     5,000,000
5/1/33, (LOC Westdeutsche Landesbank)

Metropolitan Transportation Authority                           10,300,000                    10,300,000
Series B, 1.83%, 11/1/22, (SPA Dexia
Credit, FSA Insured)

Nassau County Interim Finance                                    2,300,000                     2,300,000
Authority, 1.82%, 11/15/22, (SPA BNP
Paribas, FSA Insured)

New York City GO, 1.85%, 8/1/18,                                   500,000                       500,000
(LOC Bayerische Helaba)

New York City GO, 1.85%, 8/1/19,                                   500,000                       500,000
(LOC Bayerische Helaba)

New York City Housing Development                                1,100,000                     1,100,000
Corp., 1.85%, 11/15/19, AMT, (FNMA Insured)

New York City Housing Development                                1,600,000                     1,600,000
Corp., 1.85%, 11/15/29, AMT, (FNMA Insured)

New York City Housing Development                               20,000,000                    20,000,000
Corp., 1.87%, 5/15/34, (FNMA Insured)

New York City IDA, 1.85%, 12/30/21,                              1,700,000                     1,700,000
(LOC Allied Irish Bank PLC)

New York City IDA, 1.85%, 9/30/31,                               1,550,000                     1,550,000
(LOC Allied Irish Bank PLC)

New York City IDA, 1.85%, 4/1/32,                                2,000,000                     2,000,000
(LOC Allied Irish Bank PLC)

New York City IDA, 1.85%, 11/1/32,                               3,750,000                     3,750,000
(LOC Allied Irish Bank PLC)

New York City IDA, 1.85%, 12/1/34,                               6,400,000                     6,400,000
(LOC Allied Irish Bank PLC)

New York City IDA, 1.85%, 12/1/34,                               3,150,000                     3,150,000
(LOC Allied Irish Bank PLC)

New York City IDA, 1.87%, 11/1/39,                               6,000,000                     6,000,000
(LOC Bank Of America, Bank of New York)

New York City Transitional Finance                               6,950,000                     6,950,000
Authority, 1.79%, 11/1/22, (Liquidity
Facility Bayerische Landesbank)

New York City Transitional Finance                               3,740,000                     3,740,000
Authority, 1.79%, 11/1/22, (Liquidity
Facility New York Common Retirement Fund)

New York City Transitional Finance                               3,000,000                     3,000,000
Authority, 1.88%, 11/1/22, (SPA Bank of New York)

New York City Transitional Finance                               1,435,000                     1,435,000
Authority, 1.83%, 11/1/28, (Liquidity
Facility Bank One Corp.)

New York City Transitional Finance                               3,400,000                     3,400,000
Authority, 1.83%, 11/15/28, (Liquidity
Facility Bayerische Landesbank)

New York City Trust For Cultural Resources,                      1,320,000                     1,320,000
The Asia Society, 1.82%, 4/1/30,
(LOC Chase Manhattan Bank)

New York City Water Finance                                      6,875,000                     6,875,000
Authority, 1.92%, 6/15/18, (SPA State Street)

New York City Water Finance                                      6,150,000                     6,150,000
Authority, 1.92%, 6/15/33, (SPA Dexia)

New York N.Y., 1.92%, 8/1/14,                                    6,700,000                     6,700,000
(MBIA, SPA Wachovia Bank)

New York N.Y. GO, 1.83%, 3/1/34,                                14,300,000                    14,300,000
(LOC Bank Of New York)

New York State Dormitory Authority,                              2,500,000                     2,500,000
1.60%, 7/1/14

New York State Dormitory Authority,                              3,300,000                     3,300,000
1.86%, 7/1/25, (LOC Fleet Bank)

New York State Dormitory Authority,                              5,800,000                     5,797,659
1.03%, 7/1/28

New York State Dormitory Authority,                              4,900,000                     4,900,000
Cornell University, Series B, 1.81%,
7/1/30, (SPA JP Morgan Chase)

New York State Energy Research &                                 3,400,000                     3,400,000
Development, 1.81%, 10/1/14, AMT,
(LOC FGIC, Liquidity Facility National Australia)

New York State Energy Research &                                10,000,000                    10,000,000
Development, 1.87%, 11/1/39, AMT,
(LOC Citibank)

New York State Environmental Corp.,                             11,600,000                    11,600,000
1.84%, 5/1/19, AMT, (LOC JP Morgan Chase)

New York State GO, 1.75%, 11/30/18,                              6,900,000                     6,900,000
(LOC Westdeutsche Landesbank)

New York State GO, 1.58%, 3/15/30,                               7,000,000                     7,000,000
(Dexia Credit Insured)

New York State Housing Finance                                   1,900,000                     1,900,000
Agency, 1.85%, 5/1/29, AMT, (FNMA Insured)

New York State Housing Finance                                   1,700,000                     1,700,000
Agency, 1.85%, 5/15/31, AMT, (FNMA Insured)

New York State Housing Finance                                   7,300,000                     7,300,000
Agency, 1.85%, 5/15/31, AMT, (FNMA Insured)

New York State Housing Finance                                   1,100,000                     1,100,000
Agency, 1.84%, 5/15/33, AMT, (FNMA Insured)

New York State Housing Finance                                   8,200,000                     8,200,000
Agency, 1.85%, 11/1/35, AMT, (LOC KeyBank)

New York State Housing Finance                                   7,500,000                     7,500,000
Agency, 1.85%, 11/1/36, AMT, (LOC
Fleet National Bank)

New York State Local Government                                 19,920,000                    19,920,000
Assistance Corp., 1.75%, 4/1/23, (LOC
Westdeutsche Landesbank, Bayerische
Landesbank)

New York State Local Government                                  2,900,000                     2,900,000
Assistance Corp., 1.78%, 4/1/25, (LOC
Landesbank Hessen)

New York State Local Government                                 19,100,000                    19,100,000
Assistance Corp., 1.79%, 4/1/25, (LOC
Bank of Nova Scotia)

New York State Triborough Bridge &                              25,800,000                    25,800,000
Tunnel Authority, 1.82%, 1/1/32,
(AMBAC Insured, SPA Bayerische
Landesbank)

Orange County IDA Civic Facility                                 2,900,000                     2,900,000
Revenue, Horton Medical Center, 1.82%,
12/1/22, (LOC FSA, SPA Fleet)

Orange County IDA Civic Facility                                 4,700,000                     4,700,000
Revenue, Horton Medical Center Series A,
1.82%, 12/1/22, (LOC FSA, SPA Fleet)

Suffolk County Water Authority, 1.83%,                           2,700,000                     2,700,000
6/1/06, (SPA Bank of Nova Scotia)

Tompkins County IDA, 1.81%, 7/1/15,                              7,000,000                     7,000,000
(SPA Toronto Dominion Bank)

Tompkins County IDA, 1.81%, 7/1/30,                              3,920,000                     3,920,000
(SPA JPM Chase)

Westchester County IDA, 1.85%,                                   6,310,000                     6,310,000
12/1/32, (LOC Allied Irish Bank PLC)

Yonkers IDA Civic Facility, 1.85%,                                 300,000                       300,000
7/1/19, (LOC Bank of New York)                                                               -----------

                                                                                             322,132,659
                                                                                             -----------
Puerto Rico  (2.5%)

Puerto Rico Electric Power Authority,                            3,300,000                     3,300,000
1.85%, 7/1/29, (FSA Insured, JP Morgan Chase) (i)

Puerto Rico Public Finance Corp.,                                8,000,000                     8,000,000
1.85%, 12/1/19, (AMBAC Insured, JP                                                           -----------
Morgan Chase) (b)

                                                                                              11,300,000
                                                                                             -----------
Total Variable Rate Demand Notes*                                                            333,432,659
                                                                                             -----------

Tax-Free Notes And Commercial Paper  (23.3%)

New York  (23.3%)

Central Islip New York Unified Free                             19,000,000                    19,085,014
School District GO, 2.75%, 6/28/05,
(State Aid Withholding Insured)

Central Islip New York Unified Free                              3,300,000                     3,318,301
School District GO, 3.00%, 6/28/05,
(State Aid Withholding Insured)

Erie County New York GO, 3.00%,                                  7,500,000                     7,547,498
7/13/05, (LOC Citibank)

Lindenhurst Unified Free School District                        10,500,000                    10,557,510
GO, 3.00%, 6/23/05

New York City GO, 1.75%, 2/7/05,                                 4,000,000                     4,000,000
(MBIA Insured, Helaba)

New York City Water Finance                                      5,000,000                     5,000,000
Authority, 1.85%, 2/3/05, (LOC
Bayerische Landesbank, Westdeutsche
Landesbank)

New York State Dormitory Authority,                              5,150,000                     5,150,000
5.00%, 2/1/05, (AMBAC Insured)

New York State Dormitory Authority,                              2,795,000                     2,811,232
3.00%, 7/1/05

New York State GO, 1.68%, 2/1/05,                                6,000,000                     6,000,000
(LOC Bayer Landesbank, JP Morgan
Chase, Helaba)

New York State Metropolitan Transit                             10,000,000                    10,000,000
Authority, 1.84%, 4/1/05, (LOC ABN AMRO)

New York State Power Authority,                                 18,040,000                    18,040,000
1.68%, 2/2/05, (LOC Bayerische
Landesbank, Helaba, JP Morgan Chase)

Syracuse GO, Series C, 2.75%, 6/30/05,                           6,000,000                     6,028,940
(LOC Bank of New York)

Syracuse GO, Series D, 2.75%, 6/30/05,                           5,000,000                     5,024,268
(LOC Bank of New York)

Three Village Central School District                            1,200,000                     1,206,749
GO, 3.00%, 6/30/05, (State Aid
Withholding Insured)

Watkins Glen Central School District                             1,345,000                     1,357,204
GO, 4.00%, 6/15/05, (MBIA Insured)

Webster Central School District, 2.50%,                          1,700,000                     1,705,548
6/15/05, (FSA Insured, State Aid                                                             -----------
Withholding Insured)

Total Tax-Free Notes And Commercial Paper                                                    106,832,264
                                                                                             -----------

                                                                  Shares                    Value ($)
                                                                  ------                    ---------
Investment Companies  (1.2%)

Dreyfus New York Municipal Cash                                      2,467                         2,467
Management Fund Institutional Shares

Provident New York Tax-Free Money                                5,682,546                     5,682,546
Market Fund Institutional Shares                                                             -----------


Total Investment Companies                                                                     5,685,013

Total (Cost $445,949,936) (a)   -   97.1%                                                    445,949,936
                                                                                             ===========

------------

Percentages indicated are based on net assets at January 31, 2005.


(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(i) Rule 144a, Section 4(2) or other security which is restricted as to resale to institutional investors This security has been deemed illiquid by the investment manager based on procedures approved by the Board of Trustees. Represents 0.7% of net assets.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represent the rates that were in effect on January 31, 2005. The maturity dates presented reflect the stated maturity date. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

AMT - Interest on security is subject to Federal Alternative Minimum Tax AMBAC - American Municipal Bond Assurance Corp.
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Federal Security Assurance
GO - General Obligation
IDA - Industrial Development Agency
MBIA - Municipal Bond Insurance Association
LOC - Letter of Credit
SPA - Standby Purchase Agreement
See notes to Schedule of Portfolio Investments.

HSBC Investor New York Tax-Free Bond Fund
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)




                                                               Principal
                                                               Amount ($)                                          Value ($)
                                                               ----------                                          ---------


Municipal Bonds  (92.2%)
New York  (85.8%)
Brookhaven, New York GO (FGIC                                      500,000                                           535,540
Insured), 5.50%, 10/1/12,
Callable 10/1/06 @ 102

Buffalo, New York Fiscal Stability                                 500,000                                           569,635
Authority (FSA Insured), 5.25%, 8/15/13

Corning City, New York School District                             930,000                                           971,050
GO (FSA Insured), 4.00%, 6/15/08

Corning City, New York School District                             790,000                                           860,247
GO (FSA Insured), 5.00%, 6/15/09

Erie County, New York GO (FGIC                                     250,000                                           256,395
Insured), 5.375%, 6/15/07

Grand Central New York District                                    400,000                                           410,700
Management, 4.00%, 1/1/07

Guilderland, New York Central School                               250,000                                           251,328
District GO (FSA Insured), 3.50%, 6/15/05

Long Island, New York Power Authority                            1,075,000                                         1,079,343
Revenue (MBIA Insured), 4.50%, 4/1/11,
Mandatory Tender 4/1/05 @ 100

Metropolitan Transportation Authority of                         1,145,000                                         1,249,195
New York Revenue (FGIC Insured),
5.25%, 7/1/17, Prerefunded 7/1/08 @ 100.5

Metropolitan Transportation Authority of                         1,000,000                                         1,182,180
New York Revenue (FGIC Insured),
5.50%, 11/15/19

Metropolitan Transportation Authority of                         1,625,000                                         1,690,781
New York Revenue (FSA Insured),
5.00%, 11/15/32, Callable 11/15/12 @ 100

Metropolitan Transportation Authority of                           480,000                                           541,214
New York Revenue (MBIA Insured),
5.50%, 1/1/19, Callable 7/1/12 @ 100

Metropolitan Transportation Authority of                           285,000                                           325,236
New York Revenue, Escrowed to
Maturity, 5.75%, 7/1/13

Monroe County, New York, Airport                                 1,240,000                                         1,366,864
Authority Revenue, AMT (MBIA
Insured), 5.625%, 1/1/10

Monroe County, New York, Airport                                   750,000                                           850,605
Authority Revenue, AMT (MBIA
Insured), 5.75%, 1/1/14

Nassau County New York, Series S                                 2,900,000                                         3,074,464
(AMBAC Insured), 5.125%, 3/1/13,
Prerefunded 3/1/06 @ 103





New York City GO, 5.00%, 8/1/05                                  1,000,000                                          1,014,030

New York City GO, 5.00%, 8/1/08                                    990,000                                          1,059,399

New York City GO, 5.00%, 8/1/14                                    200,000                                            219,608

New York City GO, 6.00%, 8/1/14,                                    20,000                                             21,915
Prerefunded 8/1/07 @ 101

New York City GO, 6.00%, Callable                                  980,000                                          1,061,056
8/1/07 @ 101, 8/1/14

New York City Housing Development                                  100,000                                            105,846
Corp. Revenue, AMT, 5.60%, 11/1/19

New York City Industrial Development                             1,000,000                                          1,088,560
Agency (FSA Insured), 5.00%, 11/15/19,
Callable 5/15/13 @ 100

New York City Municipal Assistance                                 735,000                                           772,573
Corp. Revenue, 6.00%, 7/1/06

New York City Municipal Water                                    1,250,000                                         1,295,787
Authority Revenue, 5.00%, 6/15/34,
Callable 6/15/13 @ 100

New York City Municipal Water                                    1,000,000                                         1,041,150
Finance Authority, 5.00%, 6/15/36,
Callable 12/15/14 @ 100

New York City Transitional Finance                                 400,000                                           438,732
Authority Revenue, 5.25%, 5/1/17,
Callable 5/1/11 @ 100

New York City Transitional Finance                               1,540,000                                         1,687,517
Authority Revenue, 5.25%, 2/1/29,
Callable 2/1/11 @ 100

New York NY Series G (LOC UBS                                    1,000,000                                         1,099,120
Financial Services), 5.00%, 12/1/13,
(LOC UBS Financial Services)

New York State Dormitory Authority                               1,000,000                                         1,033,290
Revenue, City University, 5.00%, 7/1/06

New York State Dormitory Authority                               1,000,000                                         1,023,690
Revenue, Columbia University, 4.00%, 7/1/06

New York State Dormitory Authority                               1,000,000                                         1,053,320
Revenue, Columbia University, 5.00%,
7/1/29, Mandatory Put 7/1/07 @ 100

New York State Dormitory Authority                                 350,000                                           399,000
Revenue, Cooper Union (MBIA Insured),
6.00%, 7/1/19, Callable 7/1/09 @ 101

New York State Dormitory Authority                                 500,000                                           553,585
Revenue, Department of Health, 5.25%,
7/1/16, Callable 7/1/14 @ 100

New York State Dormitory Authority                               1,000,000                                         1,109,910
Revenue, Master Boces PG (FSA
Insured), 5.25%, 8/15/19, Callable
8/15/12 @ 100

New York State Dormitory Authority                               1,140,000                                         1,157,123
Revenue, Mental Health, 4.00%, 2/15/06

New York State Dormitory Authority                                 225,000                                           264,688
Revenue, Mental Health, 6.50%, 8/15/11




New York State Dormitory Authority                                 985,000                                         1,055,034
Revenue, Mental Health, 5.50%, 8/15/17,
Callable 2/15/07 @ 102

New York State Dormitory Authority                                  15,000                                            16,205
Revenue, Mental Health, 5.50%, 8/15/17,
Prerefunded 2/15/07 @ 102

New York State Dormitory Authority                                 750,000                                           838,050
Revenue, New York Presbyterian Hospital
 (AMBAC Insured), 5.50%, 8/1/10

New York State Dormitory Authority                                 500,000                                           586,950
Revenue, New York University (AMBAC
Insured), 5.50%, 7/1/18

New York State Dormitory Authority                               1,120,000                                         1,143,374
Revenue, NY State Rehab Association,
(CIFG Group Insured), 4.00%, 7/1/06

New York State Dormitory Authority                                 475,000                                           472,036
Revenue, NYSARC (FSA Insured),
2.00%, 7/1/06

New York State Dormitory Authority                               1,460,000                                         1,622,309
Revenue, NYSARC (FSA Insured),
5.25%, 7/1/18, Callable 7/1/12 @ 101

New York State Dormitory Authority                                 500,000                                           544,870
Revenue, Rockefeller University, 5.25%,
7/1/13, Callable 7/1/08 @ 101

New York State Dormitory Authority                                 595,000                                          637,358
Revenue, School District Board
Financing, 5.00%, 7/1/08

New York State Dormitory Authority                                 500,000                                          524,350
Revenue, School District Rescue, 5.00%, 4/1/07

New York State Dormitory Authority                               1,300,000                                        1,528,058
Revenue, Sloan Kettering Institute (MBIA
Insured), 5.50%, 7/1/23

New York State Environmental                                       570,000                                         644,972
Facscorp, 5.70%, 1/15/14, Prerefunded
7/15/09 @ 101

New York State Environmental                                        15,000                                          16,973
Facscorp, 5.70%, 1/15/14, Prerefunded
7/15/09 @ 101

New York State Environmental                                       415,000                                         465,423
Facscorp, 5.70%, 1/15/14, Callable
7/15/09 @ 101

New York State Mortgage Agency                                   1,000,000                                       1,046,120
Revenue, AMT, 5.60%, 10/1/14, Callable
 9/1/07 @ 101.5

New York State Municipal Bond Bank                                 850,000                                         965,421
Revenue, 5.50%, 12/1/12

New York State Thruway Authority                                   300,000                                         317,805
Revenue, Highway & Bridge (FGIC
Insured), 5.25%, 4/1/07

New York State Thruway Authority                                 1,000,000                                       1,123,730
Revenue, Highway & Bridge (FGIC
Insured), 5.50%, 4/1/17, Callable 4/1/11 @ 101




New York State Thruway Authority                                 1,000,000                                          1,080,840
Revenue, Highway & Bridge (MBIA
Insured), 5.00%, 4/1/22, Callable 4/1/14 @ 100

New York State Thruway Authority,                                  500,000                                            561,530
Personal Income Tax Revenue, 5.50%,
3/15/20, Callable 3/15/12 @ 100

New York State Thruway Authority,                                1,400,000                                          1,519,896
Personal Income Tax Revenue (MBIA
Insured), 5.00%, 3/15/19, Callable
3/15/12 @ 100

New York State Thruway Authority,                                  500,000                                            539,770
Personal Income Tax Revenue (MBIA
Insured), 5.00%, 3/15/21, Callable
3/15/13 @ 100

New York State Thruway Authority,                                  645,000                                            718,846
Personal Income Tax Revenue, (FSA
Insured), 5.00%, 3/15/13

New York State Thruway Authority,                                1,000,000                                          1,125,060
Service Contract Revenue, 5.50%, 4/1/11

New York State Urban Development                                   885,000                                            950,233
Corp., 5.125%, 1/1/22, Callable 7/1/14 @ 100

New York State Urban Development                                 1,000,000                                          1,089,720
Corp. Revenue, 5.75%, 4/1/12,
Prerefunded 4/1/07 @ 102

New York State Urban Development                                   500,000                                            572,610
Corp. Revenue, 5.75%, 4/1/12

New York State Urban Development                                   175,000                                            194,418
Corp. Revenue, 5.125%, 1/1/25,
Prerefunded 1/1/11 @ 100

New York State Urban Development                                   500,000                                            567,565
Corp. Revenue, Series A (MBIA Insured),
6.50%, 1/1/09

Onondaga County, New York Water                                    300,000                                            330,963
Authority Revenue (FSA Insured), 5.00%,
 9/15/14, Callable 9/15/10 @ 101

Onondaga County, New York Water                                    665,000                                            723,314
Authority Revenue (FSA Insured), 5.00%,
 9/15/15, Callable 9/15/10 @ 101

Port Authority of New York & New                                   795,000                                            834,233
Jersey Revenue, 5.00%, 9/1/27, Callable
9/1/13 @ 100

Port Authority of New York & New                                 1,100,000                                          1,247,543
Jersey Revenue, 5.375%, 3/1/28

Port Authority of New York & New                                   500,000                                            543,245
Jersey Special Obligation Revenue, AMT
(MBIA Insured), 5.75%, 12/1/22, Callable
12/1/07 @ 102

Suffolk County, New York (FSA                                      515,000                                            578,448
Insured), 5.25%, 5/1/12

Suffolk County, New York (FSA                                      100,000                                            113,821
Insured), 5.25%, 5/1/15




Tobacco Settlement Corp., 5.00%, 6/1/06                          1,000,000                                           1,035,090

Tobacco Settlement Corp. Series C-1,                             1,000,000                                           1,105,350
5.50%, 6/1/21, Callable 6/1/13 @ 100

Webster, New York Central School                                   500,000                                             559,130
District GO (FSA Insured), 5.00%, 6/15/14

Yonkers New York, Series E (MBIA                                   750,000                                             837,788
                                                                                                                       -------
Insured), 5.00%, 12/1/14
                                                                                                                    63,093,127
                                                                                                                    ----------
Puerto Rico  (6.4%)
Puerto Rico Commonwealth, Highway                                1,000,000                                           1,107,180
and Transportation (MBIA Insured),
5.00%, 9/15/17, Callable 3/15/14 @ 100

Puerto Rico Electric Power Authority                             1,000,000                                           1,159,800
Revenue (MBIA Insured), 5.25%, 7/1/22

Puerto Rico Public Buildings Authority                             700,000                                             744,331
Revenue, 5.25%, 7/1/33, Callable 7/1/14 @ 100

Puerto Rico Public Finance Corp.                                 1,000,000                                           1,115,040
Revenue (MBIA Insured), 5.25%, 8/1/29,
Callable 7/1/10 @ 101

Puerto Rico Publishing Finance Corp.                               500,000                                             584,040
                                                                                                                       -------
Revenue (AMBAC Insured), 5.375%, 6/1/18
                                                                                                                     4,710,391
Total Municipal Bonds                                                                                               67,803,518
                                                                                                                    ----------

Variable Rate Demand Notes*  (4.1%)
New York  (4.1%)
New York City Water & Sewer                                      1,000,000                                           1,000,000
Authority (SPA Bayerische Landesbank),
1.83%, 6/15/35

New York State Job Development                                   2,000,000                                           2,000,000
                                                                                                                     ---------
Authority, AMT (LOC Bayerische
Landesbank), 1.88%, 3/1/05

                                                                                                                     3,000,000
                                                                                                                    ----------
Total Variable Rate Demand Notes*                                                                                    3,000,000
                                                                                                                    ----------

                                                                     Shares                                           Value($)
                                                                     ------                                           --------
Investment Companies  (2.7%)
Provident New York Tax-Free Money                                1,983,122                                           1,983,122
                                                                                                                    ----------
Market Fund Institutional Shares

Total Investment Companies                                                                                           1,983,122
                                                                                                                    ----------

Total (Cost $69,476,701) (a)   -   99.0%                                                                            72,786,640
                                                                                                                    ==========



------------

Percentages indicated are based on net assets at January 31, 2005.





(a) Cost for federal income tax and financial reporting purposes are the same and differs from value by net unrealized appreciation as follows:

     Unrealized appreciation                $ 3,352,724
     Unrealized depreciation                    (42,785)
                                                --------
     Net unrealized appreciation            $ 3,309,939
                                            ===========

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represent the rates that were in effect on January 31, 2005. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

AMBAC - American Municipal Bond Assurance Corporation
AMT - Interest on security is subject to Federal Alternative Minimum Tax FGIC - Federal Guaranty Insurance Corporation
FSA - Financial Security Assurance
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association

See notes to Schedule of Portfolio Investments.

HSBC Investor Money Market Fund

Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                               Principal
                                                               Amount ($)                     Value ($)
                                                               ----------                     ---------
Commercial Paper And Notes  (41.2%)

Automotive  (5.3%)

Daimler Chrysler, 2.23%, 2/7/05                                110,623,000                    110,582,162

Dollar Thrifty, 2.38%, 2/9/05                                   34,866,000                     34,847,637

Hertz Fleet Funding, 2.36%, 2/3/05, (b)                         25,000,000                     24,996,736

Hertz Fleet Funding, 2.39%, 2/4/05, (b)                         52,050,000                     52,039,677
                                                                                            -------------
                                                                                              222,466,212
                                                                                            -------------
Banking  (22.8%)

Anz National International Ltd., 2.31%,                        100,000,000                     99,859,445
2/23/05, (b)

Bank of America, 2.11%, 2/15/05                                200,000,000                    199,836,665

BNP Paribas Finance, 2.29%, 2/2/05                             150,000,000                    149,990,480

Depfa Bank PLC, 2.33%, 2/8/05, (b)                             100,000,000                     99,954,889

Royal Bank of Scotland, 2.25%, 2/2/05                           60,874,000                     60,870,195

Royal Bank of Scotland, 2.37%, 2/24/05                          97,100,000                     96,953,596

UBS Finance, 2.47%, 2/1/05                                     150,000,000                    150,000,000

Westpac Trust New Zealand, 2.63%, 4/21/05                      100,000,000                     99,427,250
                                                                                            -------------
                                                                                              956,892,520
                                                                                            -------------
Brokerage Services  (8.3%)

Bear Stearns Co., 2.30%, 2/3/05                                 50,000,000                     49,993,611

Bear Stearns Co., 2.62%, 4/5/05                                100,000,000                     99,543,250

Citigroup Global Markets Holding, Inc.,                        200,000,000                    200,000,000
2.32%, 2/1/05                                                                               -------------

                                                                                              349,536,861
                                                                                            -------------
Finance  (4.8%)

General Electric Capital Corp., 2.25%, 2/14/05                 200,000,000                    199,838,222
                                                                                            -------------

Total Commercial Paper And Notes                                                            1,728,733,815
                                                                                            -------------

Corporate Obligations  (27.5%)

Banking  (11.9%)

Barclays Bank PLC NY, 2.28%, 9/26/05, *                        200,000,000                    199,967,495

National City Bank of Indiana, 2.29%, 9/16/05, *               100,000,000                     99,979,700

Wells Fargo Bank, 2.30%, 9/23/05, *                            200,000,000                    200,000,001
                                                                                            -------------
                                                                                              499,947,196
                                                                                            -------------
Brokerage Services  (6.0%)

Merrill Lynch & Co., 2.32%, 2/23/05, *                         100,000,000                    100,000,000

Merrill Lynch & Co., 2.42%, 1/4/06, *                          150,000,000                    150,000,000
                                                                                            -------------
                                                                                              250,000,000
                                                                                            -------------
Finance  (9.6%)



K2 (USA) LLC, 2.315%, 5/3/05, * (b)                             90,000,000                     89,998,847

Links Finance, 2.35%, 2/1/05, * (b)                            100,000,000                    100,000,000

Sigma Finance, Inc., 2.38%, 2/10/05, * (b)                      60,000,000                     59,999,781

Sigma Finance, Inc., 2.31%, 11/16/05, * (b)                    100,000,000                     99,982,256

Sigma Finance, Inc., 2.56%, 2/8/06, * (b)                       50,000,000                     49,990,000
                                                                                            -------------
                                                                                              399,970,884
                                                                                            -------------
Total Corporate Obligations                                                                 1,149,918,080
                                                                                            -------------

U.S. Government and Government Agency Obligations  (14.7%)

Federal Home Loan Bank  (6.1%)

1.37%, 3/25/05                                                  75,000,000                     75,000,000

1.305%, 4/22/05                                                 80,000,000                     80,000,000

1.60%, 5/26/05                                                 100,000,000                    100,000,000
                                                                                            -------------
                                                                                              255,000,000
                                                                                            -------------
Federal National Mortgage Association  (8.6%)

1.33%, 2/23/05                                                  60,000,000                     60,000,000

1.36%, 5/3/05                                                  200,000,000                    199,939,038

1.85%, 6/3/05                                                  100,000,000                    100,000,000
                                                                                            -------------
                                                                                              359,939,038
                                                                                            -------------
Total U.S. Government and Government Agency Obligations                                       614,939,038
                                                                                            -------------

Certificates of Deposit  (10.8%)

Banking  (8.4%)

Key Bank NA, 2.32%, 2/8/05                                     200,000,000                    200,000,000

Royal Bank of Scotland, 2.54%, 3/22/05                          50,000,000                     49,999,951

Svenska Handelsbanken NY, 2.545%, 3/31/05                      100,000,000                    100,001,604
                                                                                            -------------
                                                                                              350,001,555
                                                                                            -------------
Brokerage Services  (2.4%)

Credit Suisse First Boston  N.Y., 2.305%, 2/3/05               100,000,000                    100,000,028
                                                                                            -------------
Total Certificates of Deposit                                                                 450,001,583
                                                                                            -------------

Promissory Notes  (5.4%)

Goldman Sachs Promissory Note,                                 225,000,000                    225,000,000
2.60%, 7/26/05, * (c)                                                                       -------------

Total Promissory Notes                                                                        225,000,000
                                                                                            -------------

Repurchase Agreements  (2.8%)

Lehman Brothers, 2.43%, 2/1/05,                                117,771,000                    117,771,000
purchased 1/31/05, due 2/1/05 with a                                                        -------------
maturity value of $117,778,950
(collateralized fully by various U.S.
Government Agency Obligations)

Total Repurchase Agreements                                                                   117,771,000
                                                                                            -------------

Total (Cost $4,286,363,516) (a)   -   102.4%                                                4,286,363,516
                                                                                            =============

------------

Percentages indicated are based on net assets at January 31, 2005.


(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(c) Rule 144a, section 4(2) or other security which is restricted as to resale to institutional investors. This security has been deemed illiquid by the investment manager based on procedures approved by the Board of Trustees. Represents 5.4% of net assets.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rate presented in this report represents the rate that was in effect on January 31, 2005. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually


See notes to Schedule of Portfolio Investments.

HSBC Investor Mid Cap Fund

Schedule of Portfolio Investments
January 31, 2005
(Unaudited)



                                                                     Shares                        Value ($)
                                                                     ------                        ---------
Common Stocks - 99.9%
Advertising Services - 0.8%
Getty Images, Inc. (b)                                                15,000                       1,045,500
                                                                                                   ---------

Aerospace & Defense - 1.9%
Embraer - Empresa Brasiliera de Aeronautica S.A.                      25,000                         796,250
L-3 Communications Holdings, Inc.                                     22,000                       1,571,020
                                                                                                   ---------
                                                                                                   2,367,270
                                                                                                   ---------
Auto Parts & Equipment - 1.2%
AutoZone, Inc. (b)                                                    17,600                       1,570,800
                                                                                                   ---------

Biotechnology - 1.4%
Genzyme Corp. (b)                                                     31,700                       1,845,257
                                                                                                   ---------

Chemicals - 0.5%
Lyondell Chemical Co.                                                 22,400                         659,008
                                                                                                     -------

Commercial Services - 2.9%
Cendant Corp.                                                         75,000                       1,766,250
H & R Block, Inc.                                                     38,600                       1,864,766
                                                                                                   ---------
                                                                                                   3,631,016
                                                                                                   ---------
Communications - 1.0%
Harris Corp.                                                          20,000                       1,295,400
                                                                                                   ---------

Computer Software - 12.8%
Adobe Systems, Inc.                                                   22,000                       1,251,800
Affiliated Computer Services, Inc., Class A (b)                       31,500                       1,706,984
Apple Computer, Inc. (b)                                              13,000                         999,700
Avaya, Inc. (b)                                                       95,000                       1,363,250
BMC Software, Inc. (b)                                                55,000                         925,650
Citrix Systems, Inc. (b)                                              30,000                         643,500
EMC Corp. (b)                                                         95,000                       1,244,500
Factset Research Systems, Inc.                                        25,000                       1,335,000
Fiserv, Inc. (b)                                                      35,000                       1,338,750
Lexmark International, Inc. (b)                                       18,000                       1,500,300
Siebel Systems, Inc. (b)                                              55,000                         479,050
SunGard Data Systems, Inc. (b)                                        33,000                         887,370
Synopsys, Inc. (b)                                                    34,700                         589,900
VeriSign, Inc. (b)                                                    33,400                         863,056
Veritas Software Corp. (b)                                            50,000                       1,286,000
                                                                                                   ---------
                                                                                                  16,414,810
                                                                                                   ---------
Consumer Products - 6.5%
American Standard Cos., Inc. (b)                                      26,000                       1,041,040
Black & Decker Corp.                                                  17,500                       1,442,000
Coach, Inc. (b)                                                       36,300                       2,036,430
Constellation Brands, Inc. (b)                                        40,000                       2,076,800
Fortune Brands, Inc.                                                  20,000                       1,679,600
                                                                                                   ---------
                                                                                                   8,275,870
                                                                                                   ---------
Diversified Manufacturing Operations - 8.5%
Danaher Corp.                                                         30,000                       1,646,400
Eaton Corp.                                                           27,000                       1,835,730
ITT Industries, Inc.                                                  20,000                       1,705,800
Pentair, Inc.                                                         58,400                       2,588,288
Tyco International Ltd.                                               85,000                       3,071,900
                                                                                                   ---------
                                                                                                  10,848,118
                                                                                                   ---------


Electronic Components & Semiconductors - 7.0%
Advanced Micro Devices, Inc. (b)                                      43,000                         679,400
Arrow Electronics, Inc. (b)                                           60,000                       1,416,600
Fisher Scientific International, Inc. (b)                             21,800                       1,376,670
Jabil Circuit, Inc. (b)                                               81,500                       1,920,955
KLA-Tencor Corp. (b)                                                  27,500                       1,271,875
Linear Technology Corp.                                               38,700                       1,460,538
National Semiconductor Corp.                                          45,000                         761,850
                                                                                                  ----------
                                                                                                   8,887,888
Financial Services - 8.6%
Capital One Financial Corp.                                           15,900                       1,244,652
Countrywide Financial Corp.                                           38,000                       1,406,000
Genworth Financial, Inc., Class A                                     71,800                       1,904,854
Legg Mason, Inc.                                                      16,650                       1,285,880
Lehman Brothers Holdings, Inc.                                        14,800                       1,349,612
Moody's Corp.                                                         19,100                       1,600,198
North Fork Bancorporation, Inc.                                       22,000                         631,400
PrivateBancorp, Inc.                                                  20,000                         654,000
Synovus Financial Corp.                                               30,000                         813,900
                                                                                                  ----------
                                                                                                  10,890,496
Gas & Electric Utility - 0.9%
AES Corp. (b)                                                         80,000                       1,124,000
                                                                                                  ----------

Health Care - 11.3%
Bausch & Lomb, Inc.                                                   21,000                       1,530,690
Beckman Coulter, Inc.                                                 19,100                       1,279,700
Becton Dickinson & Co.                                                23,800                       1,348,270
Caremark Rx, Inc. (b)                                                 67,000                       2,619,700
DENTSPLY International, Inc.                                          26,200                       1,469,034
Laboratory Corp. of America Holdings (b)                              45,000                       2,153,250
Neurocrine Biosciences, Inc. (b)                                      32,000                       1,464,000
Orchid BioSciences, Inc. (b)                                          55,000                         613,800
WellChoice, Inc. (b)                                                  35,000                       1,863,050
                                                                                                  ----------
                                                                                                  14,341,494
                                                                                                  ----------
Hotels & Lodging - 2.3%
Hilton Hotels Corp.                                                   72,700                       1,617,575
Starwood Hotels & Resorts Worldwide, Inc.                             22,600                       1,308,314
                                                                                                   ---------
                                                                                                   2,925,889
                                                                                                  ----------
Media - 2.3%
Liberty Media Corp., Class A (b)                                     120,000                       1,252,800
Washington Post, Class B                                               1,900                       1,737,550
                                                                                                   ---------
                                                                                                   2,990,350
                                                                                                   ---------
Metals & Mining - 1.1%
Phelps Dodge Corp.                                                    14,000                       1,348,200
                                                                                                   ---------

Oil & Gas - 6.2%
Baker Hughes, Inc.                                                    33,000                       1,428,900
Newfield Exploration Co. (b)                                          12,900                         789,480
Patterson-UTI Energy, Inc.                                            50,800                         988,060
Peabody Energy Corp.                                                  15,000                       1,271,250
Transocean, Inc. (b)                                                  45,100                       1,984,400
XTO Energy, Inc.                                                      40,000                       1,436,400
                                                                                                   ---------
                                                                                                   7,898,490
                                                                                                  ----------
Pharmaceuticals - 6.1%
Allergan, Inc.                                                        20,000                       1,519,000
McKesson Corp.                                                        60,600                       2,090,094
Mylan Laboratories, Inc.                                              80,000                       1,330,400
Teva Pharmaceutical Industries Ltd. ADR                               45,000                       1,292,850


Watson Pharmaceuticals, Inc. (b)                                      50,000                       1,491,500
                                                                                                   ---------
                                                                                                   7,723,844
                                                                                                   ---------
Real Estate - 1.0%
The St. Joe Co.                                                       17,800                       1,224,640
                                                                                                   ---------

Residential Building Construction - 1.4%
Toll Brothers, Inc. (b)                                               23,000                       1,795,610
                                                                                                   ---------

Restaurants - 1.6%
YUM! Brands, Inc.                                                     43,800                       2,030,130
                                                                                                   ---------

Retail - 10.7%
Bed Bath & Beyond, Inc. (b)                                           38,600                       1,555,194
Best Buy Co., Inc.                                                    34,400                       1,850,376
BJ's Wholesale Club, Inc. (b)                                         45,000                       1,287,450
Chico's FAS, Inc. (b)                                                 35,000                       1,843,800
Dick's Sporting Goods, Inc. (b)                                       25,000                         850,000
PETsMART, Inc.                                                        50,000                       1,511,500
Reebok International Ltd.                                             55,000                       2,449,150
Reynolds American, Inc.                                               28,000                       2,251,760
                                                                                                  ----------
                                                                                                  13,599,230
                                                                                                  ----------
Telecommunications - 1.9%
Adelphia Business Solutions, Inc. (b)                                 19,923                             319
Juniper Networks, Inc. (b)                                            68,900                       1,731,457
Lucent Technologies, Inc. (b)                                        200,000                         652,000
                                                                                                 -----------
                                                                                                   2,383,776
                                                                                                 -----------
Total Common Stocks                                                                              127,117,086
Investment Companies - 0.2%
HSBC Investor Money Market Fund Class I Shares *                     257,895                         257,895
                                                                                                     -------
Total Investment Companies                                                                           257,895
                                                                                                     -------


Total (Cost $106,019,606) (a)   -   100.1%                                                       127,374,981
                                                                                                 ===========


------------

Percentages indicated are based on net assets at January 31, 2005.

(a) Cost for federal income tax purposes is $106,241,840 and differs from value by unrealized appreciation and depreciation of securities as follows:
     Unrealized appreciation                $ 23,275,006
     Unrealized depreciation                  (2,141,865)
                                            ------------
     Net unrealized appreciation            $ 21,133,141
                                            ============

(b) Represents non-income producing security.

* Investment in affiliate.

ADR - American Depositary Receipt

See notes to Schedule of Portfolio Investments.

The Limited Maturity Fund (the "Fund") utilizes the Master Feeder Fund Structure and seeks to achieve it's investment objective by investing all of it's investable assets in the HSBC Investor Limited Maturity Portfolio (the "Portfolio"). As of January 31, 2005 the Fund's proportionate interest of the Portfolio was 64.2%. Following is the Schedule of Portfolio Investments for the Portfolio.



HSBC Investor Limited Maturity Portfolio

Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                Principal
                                                               Amount ($)                                          Value ($)
                                                               ----------                                          ---------
U.S. Government and Government Agency Obligations  (64.6%)
Federal Home Loan Bank  (5.2%)
2.95%, 9/14/06                                                   1,500,000                                          1,489,806
5.75%, 5/15/12                                                   1,500,000                                          1,637,975
                                                                                                                    ---------
                                                                                                                    3,127,781
                                                                                                                    ---------
Federal Home Loan Mortgage Corp.  (21.0%)
3.25%, 2/25/08, Callable 2/25/05 @ 100                           2,000,000                                          1,976,010
Pool #E92282, 5.50%, 11/1/17                                     1,383,980                                          1,428,237
Pool #C01188, 7.00%, 6/1/31                                        357,145                                            378,001
Pool #C75371, 6.00%, 1/1/33                                        816,313                                            843,591
Pool #2642, 4.50%, 10/25/27                                      3,000,000                                          3,041,938
Pool #A11010, 5.00%, 7/1/33                                      1,640,769                                          1,642,512
Pool #A14659, 6.50%, 10/1/33                                     1,330,734                                          1,400,528
Pool #E96835, 4.50%, 6/1/18                                      1,874,063                                          1,875,339
                                                                                                                    ---------
                                                                                                                   12,586,156
                                                                                                                   ----------
Federal National Mortgage Association  (25.9%)
4.00%, 9/2/08                                                    1,000,000                                          1,000,175
5.50%, 3/15/11                                                     500,000                                            534,945
4.625%, 5/1/13                                                   1,250,000                                          1,251,426
Pool #535063, 6.50%, 12/1/14                                       349,991                                            370,068
Pool #535933, 6.50%, 5/1/31                                        266,886                                            279,423
Pool #593187, 7.00%, 11/1/31                                       785,436                                            831,469
Pool #695204, 5.50%, 3/1/33                                      1,307,819                                          1,333,400
Pool #694985, 6.00%, 3/1/33                                      1,568,850                                          1,620,034
Pool #555427, 6.00%, 2/1/18                                      2,013,420                                          2,108,392
Pool #704439, 5.00%, 5/1/18                                      1,895,566                                          1,927,692
Pool #722985, 3.91%, 7/1/33, (b)                                 1,378,338                                          1,376,012
Pool #740686, 6.50%, 10/1/33                                     1,069,178                                          1,120,693
Pool #753474, 5.50%, 11/1/33                                     1,726,781                                          1,759,621
                                                                                                                    ---------
                                                                                                                   15,513,350
                                                                                                                   ----------
Government National Mortgage Association  (6.2%)
Pool #2687, 6.00%, 12/20/28                                        517,208                                            538,238
Pool #3415, 5.50%, 7/20/33                                       1,507,943                                          1,547,171
Pool #612373, 6.00%, 11/15/33                                    1,562,982                                          1,624,717
                                                                                                                    ---------
                                                                                                                    3,710,126
                                                                                                                    ---------
U.S. Treasury Bonds  (1.9%)
5.375%, 2/15/31                                                  1,000,000                                          1,118,633
                                                                                                                    ---------
U.S. Treasury Notes  (4.4%)
4.75%, 5/15/14                                                   1,000,000                                          1,048,008
4.25%, 11/15/14                                                  1,600,000                                          1,614,750
                                                                                                                    ---------
                                                                                                                    2,662,758
                                                                                                                    ---------
Total U.S. Government and Government Agency Obligations                                                            38,718,804
                                                                                                                   ----------

Corporate Obligations  (26.7%)
Aerospace & Defense  (1.3%)

Honeywell International, Inc., 5.125%, 11/1/06                     750,000                                                  768,939
                                                                                                                            -------

Auto Manufacturers  (1.3%)
General Motors Corp., 7.20%, 1/15/11                               750,000                                                  752,565
                                                                                                                            -------
Banking  (1.8%)
Corestates Capital, 6.75%, 11/15/06                              1,000,000                                                1,054,362
                                                                                                                          ---------
Brokerage Services  (4.7%)

Goldman Sachs Group, Inc., 5.70%, 9/1/12                           500,000                                                  531,380

Goldman Sachs Group, Inc., 6.125%, 2/15/33                         750,000                                                  803,078

Lehman Brothers Holdings, Inc., 6.25%, 5/15/06                     500,000                                                  517,924

Merrill Lynch & Co., 3.375%, 9/14/07                             1,000,000                                                  991,008
                                                                                                                            -------
                                                                                                                          2,843,390
                                                                                                                          ---------
Computers  (1.7%)
Hewlett-Packard Co., 7.15%, 6/15/05                              1,000,000                                                1,015,354
                                                                                                                          ---------
Finance  (10.5%)
CIT Group, Inc., 4.125%, 2/21/06                                 1,000,000                                                1,007,935

Countrywide Home Loans, Inc., 5.50%, 8/1/06                      1,250,000                                                1,284,063

Ford Motor Credit Co., 6.50%, 1/25/07                            1,250,000                                                1,286,838

General Motors Accept Corp., 4.50%, 7/15/06                        250,000                                                  248,994

General Motors Accept Corp., 5.125%, 5/9/08                        500,000                                                  489,753

MGIC Investment Corp., 6.00%, 3/15/07                              750,000                                                  783,737

Morgan Stanley, 4.75%, 4/1/14                                      750,000                                                  738,302

Washington Mutual, Inc., 4.625%, 4/1/14                            500,000                                                  485,607
                                                                                                                            -------
                                                                                                                          6,325,229
                                                                                                                          ---------
Governments (Foreign)  (1.3%)
United Mexican States, 4.625%, 10/8/08                             750,000                                                  757,500
                                                                                                                            -------

Insurance  (0.4%)
Travelers Property Casualty Corp.,                                 250,000                                                  260,548
                                                                                                                            -------
6.375%, 3/15/33

Media  (2.6%)
AOL Time Warner, Inc., 6.125%, 4/15/06                             500,000                                                  515,142

Comcast Corp., 5.30%, 1/15/14                                    1,000,000                                                1,031,306
                                                                                                                          ---------
                                                                                                                          1,546,448
                                                                                                                          ---------
Telecommunications  (0.8%)
Deutsche Telekom International Finance                             500,000                                                  496,614
                                                                                                                            -------
BV, 3.875%, 7/22/08

Utilities  (0.3%)
Pacific Gas & Electric Co., 3.26%,                                  50,000                                                   50,049
4/3/06, Callable 4/3/05 @100 (b) (c)

Pacific Gas & Electric Co., 4.80%, 3/1/14                          135,000                                                  135,252
                                                                                                                            -------
                                                                                                                            185,301
                                                                                                                            -------
Total Corporate Obligations                                                                                              16,006,250
                                                                                                                         ----------

Asset Backed Securities  (6.2%)
Carmax Auto Owner Trust, 3.00%, 9/15/08                          1,250,000                                          1,238,224

Honda Auto Receivables Owner Trust 03                            2,500,000                                          2,476,791
                                                                                                                    ---------
1 A4, 2.48%, 7/18/08

Total Asset Backed Securities                                                                                       3,715,015
                                                                                                                    ---------
                                                                     Shares                                          Value($)
                                                                     ------                                          --------
Investment Companies  (1.7%)
HSBC Investor Money Market Fund                                  1,027,549                                          1,027,549
                                                                                                                    ---------
Class I Shares *

Total Investment Companies                                                                                          1,027,549
                                                                                                                    ---------






Total (Cost $58,967,110) (a)   -   99.2%                                                                           59,467,618
                                                                                                                   ==========

------------

Percentages indicated are based on net assets at January 31, 2005.


(a) Cost for federal income tax and financial reporting purposes are the same and differs from value by net unrealized appreciation as follows:
     Unrealized appreciation                $ 747,492
     Unrealized depreciation                 (246,984)
                                             ---------
     Net unrealized appreciation            $ 500,508
                                             =========

(b) Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represent the rates that were in effect on January 31, 2005. However, each or these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

*    Investment in affiliate.

See notes to Schedule of Portfolio Investments.

The Growth Fund (the "Fund") utilizes the Master Feeder Fund Structure and seeks to achieve it's investment objective by investing all of it's investable assets in the HSBC Investor Growth Portfolio (the "Portfolio"). As of January 31, 2005 the Fund's proportionate interest of the Portfolio was 79.0%. Following is the Schedule of Portfolio Investments for the Portfolio.



HSBC Investor Growth Portfolio

Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                                           Shares                     Value ($)
                                                                                           ------                     ---------
Common Stocks - 95.4%
Aerospace & Defense - 1.5%
General Dynamics Corp.                                                                        8,100                     836,325
                                                                                                                        -------
Biotechnology - 1.0%
Gilead Sciences, Inc. (b)                                                                    16,400                     542,840
                                                                                                                        -------
Business Services - 1.6%
Cintas Corp.                                                                                  9,500                     413,250
Paychex, Inc.                                                                                15,800                     481,742
                                                                                                                        -------
                                                                                                                        894,992
                                                                                                                        -------
Computer Software - 11.9%
Apple Computer, Inc. (b)                                                                     17,950                   1,380,355
Automatic Data Processing, Inc.                                                              24,100                   1,047,868
First Data Corp.                                                                              8,950                     364,623
Lexmark International, Inc. (b)                                                               6,300                     525,105
Microsoft Corp.                                                                              84,550                   2,221,973
Oracle Corp. (b)                                                                             49,500                     681,615
SAP AG                                                                                        9,865                     381,973
                                                                                                                        -------
                                                                                                                      6,603,512
                                                                                                                      ---------
Computers - 3.3%
Dell, Inc. (b)                                                                               43,300                   1,808,208
                                                                                                                      ---------
Consumer Products - 7.3%
Avon Products, Inc.                                                                          12,500                     527,750
Coach, Inc. (b)                                                                               9,950                     558,195
Harley-Davidson, Inc.                                                                        23,663                   1,422,383
Harman International Industries, Inc.                                                         8,400                   1,021,860
The Estee Lauder Cos., Inc. Class A                                                          11,800                     532,652
                                                                                                                        -------
                                                                                                                      4,062,840
                                                                                                                      ---------
Diversified Manufacturing Operations - 5.9%
3M Co.                                                                                        8,600                     725,496
Danaher Corp.                                                                                15,850                     869,848
General Electric Co.                                                                         45,662                   1,649,768
                                                                                                                      ---------
                                                                                                                      3,245,112
                                                                                                                      ---------
Electronic Components & Semiconductors - 2.3%
Linear Technology Corp.                                                                       7,450                     281,163
Maxim Integrated Products, Inc.                                                               6,300                     245,763
Microchip Technology, Inc.                                                                   28,600                     745,030
                                                                                                                        -------
                                                                                                                      1,271,956
                                                                                                                      ---------
Financial Services - 16.7%
American Express Co.                                                                          7,200                     384,120
Franklin Resources, Inc.                                                                     12,850                     872,001
Goldman Sachs Group, Inc.                                                                    17,050                   1,838,843
Legg Mason, Inc.                                                                             15,100                   1,166,173
Moody's Corp.                                                                                 5,350                     448,223
SLM Corp.                                                                                    44,300                   2,223,416
T. Rowe Price Group, Inc.                                                                    12,800                     766,080

The Chicago Mercantile Exchange                                                               7,300                   1,565,850
                                                                                                                      ---------
                                                                                                                      9,264,706
                                                                                                                      ---------
Health Care - 8.3%
DENTSPLY International, Inc.                                                                  8,400                     470,988
Medtronic, Inc.                                                                              22,000                   1,154,780
UnitedHealth Group, Inc.                                                                     18,150                   1,613,535
Zimmer Holdings, Inc. (b)                                                                    16,950                   1,336,508
                                                                                                                      ---------
                                                                                                                      4,575,811
                                                                                                                      ---------
Hotels & Lodging - 1.9%
Las Vegas Sands Corp. (b)                                                                     3,000                     130,200
Starwood Hotels & Resorts Worldwide, Inc.                                                    16,050                     929,135
                                                                                                                        -------
                                                                                                                      1,059,335
                                                                                                                      ---------
Human Resources - 1.5%
Robert Half International, Inc.                                                              27,900                     846,486
                                                                                                                        -------

Internet Related - 3.1%
eBay, Inc. (b)                                                                                6,950                     566,425
Google, Inc. Class A (b)                                                                      3,900                     762,957
Yahoo!, Inc. (b)                                                                             11,200                     394,352
                                                                                                                        -------
                                                                                                                      1,723,734
                                                                                                                      ---------
Leisure - 3.1%
Carnival Corp.                                                                               29,400                   1,693,440
                                                                                                                      ---------
Medical & Health Products - 1.7%
Biomet, Inc.                                                                                 11,350                     482,148
Genentech, Inc. (b)                                                                           9,979                     476,098
                                                                                                                        -------
                                                                                                                        958,246
                                                                                                                        -------
Oil & Gas - 4.9%
Schlumberger Ltd.                                                                            16,750                   1,139,670
Smith International, Inc. (b)                                                                26,300                   1,556,960
                                                                                                                      ---------
                                                                                                                      2,696,630
                                                                                                                      ---------
Pharmaceuticals - 6.5%
Alcon, Inc.                                                                                   8,800                     696,960
Allergan, Inc.                                                                                8,400                     637,980
Johnson & Johnson                                                                            25,500                   1,649,850
Pfizer, Inc.                                                                                 26,600                     642,656
                                                                                                                        -------
                                                                                                                      3,627,446
                                                                                                                      ---------
Retail - 9.1%
Costco Wholesale Corp.                                                                       18,847                     890,898
Home Depot, Inc.                                                                             32,150                   1,326,509
Kohl's Corp. (b)                                                                              5,850                     275,009
Staples, Inc.                                                                                24,550                     803,767
Walgreen Co.                                                                                 41,667                   1,775,430
                                                                                                                      ---------
                                                                                                                      5,071,613
                                                                                                                      ---------
Telecommunications - 1.3%
Cisco Systems, Inc. (b)                                                                      41,100                     741,444
                                                                                                                        -------
Transportation - 2.5%
Expeditors International of Washington, Inc.                                                 10,050                     564,207
FedEx Corp.                                                                                   8,350                     798,678
                                                                                                                        -------
                                                                                                                      1,362,885
                                                                                                                      ---------
Total Common Stocks                                                                                                  52,887,561
                                                                                                                     ----------
Investment Companies - 2.7%
HSBC Investor Money Market Fund Class I Shares *                                          1,498,616                   1,498,616
                                                                                                                      ---------
Total Investment Companies                                                                                            1,498,616
                                                                                                                      ---------


Total (Cost $50,547,792) (a)   -   98.1%                                                                             54,386,177
                                                                                                                     ==========

------------

Percentages indicated are based on net assets at January 31, 2005.


(a) Cost for federal income tax and financial reporting purposes are the same and differs from value by net unrealized appreciation as follows:

         Unrealized appreciation                $ 4,669,608
         Unrealized depreciation                   (831,223)
                                               ------------
         Net unrealized appreciation            $ 3,838,385
                                               ============

(b)      Represents non-income producing security.

*  Investment in affiliate.

See notes to Schedule of Portfolio Investments.

HSBC Investor Growth and Income Fund
Schedule of Portfolio Investments
January 31, 2005
(Unaudited)



                                                                                     Shares                         Value ($)
                                                                                    ---------                      ---------


Common Stocks - 99.8%
Aerospace & Defense - 1.1%
United Technologies Corp.                                                              21,900                       2,204,892
                                                                                                                    ---------

Banking - 5.6%
Bank of America Corp.                                                                 113,300                       5,253,721
National City Corp.                                                                    47,400                       1,685,070
Wachovia Corp.                                                                         38,400                       2,106,240
Wells Fargo & Co.                                                                      41,500                       2,543,950
                                                                                                                    ---------
                                                                                                                   11,588,981

Biotechnology - 1.4%
Amgen, Inc. (b)                                                                        46,000                       2,863,040
                                                                                                                    ---------

Chemicals - 2.2%
Du Pont (E.I) de Nemours & Co.                                                         30,000                       1,426,800
The Dow Chemical Co.                                                                   63,100                       3,136,070
                                                                                                                    ---------
                                                                                                                    4,562,870
Commercial Services - 1.8%
Cendant Corp.                                                                         155,150                       3,653,783
                                                                                                                    ---------

Computer Software - 5.4%
Affiliated Computer Services, Inc., Class A (b)                                        24,900                       1,349,331
BMC Software, Inc. (b)                                                                 77,800                       1,309,374
Microsoft Corp.                                                                       230,900                       6,068,052
Oracle Corp. (b)                                                                      175,900                       2,422,143
                                                                                                                    ---------
                                                                                                                   11,148,900
Computers - 3.4%
Dell, Inc. (b)                                                                         54,600                       2,280,096
Hewlett-Packard Co.                                                                    82,500                       1,616,175
International Business Machines Corp.                                                  31,900                       2,980,098
                                                                                                                    ---------
                                                                                                                    6,876,369
Consumer Products - 7.7%
Altria Group, Inc.                                                                     53,000                       3,382,990
Anheuser-Busch Cos., Inc.                                                              27,700                       1,362,286
Black & Decker Corp.                                                                   14,200                       1,170,080
Harley-Davidson, Inc.                                                                  21,000                       1,262,310
PepsiCo, Inc.                                                                          71,300                       3,828,810
The Coca-Cola Co.                                                                      48,300                       2,003,967
The Procter & Gamble Co.                                                               51,400                       2,736,022
                                                                                                                   ---------
                                                                                                                   15,746,465
Consumer Services - 0.6%
Sabre Holdings, Inc. - Class A                                                         56,000                       1,181,600
                                                                                                                    ---------

Diversified Manufacturing Operations - 10.1%
Eaton Corp.                                                                            44,600                       3,032,354
General Electric Co.                                                                  246,600                       8,909,658
ITT Industries, Inc.                                                                   30,590                       2,609,021
Tyco International Ltd.                                                               143,300                       5,178,862
Whirlpool Corp.                                                                        17,200                       1,174,072
                                                                                                                    ---------
                                                                                                                   20,903,967
Electronic Components & Semiconductors - 2.2%
Intel Corp.                                                                           139,000                       3,120,550
Texas Instruments, Inc.                                                                59,500                       1,380,995
                                                                                                                    ---------




                                                                                                                     4,501,545
                                                                                                                     ---------

Financial Services - 11.1%
Capital One Financial Corp.                                                                  15,400                  1,205,512
Citigroup, Inc.                                                                             128,900                  6,322,545
Countrywide Financial Corp.                                                                  21,400                    791,800
Fannie Mae                                                                                   24,000                  1,549,920
Freddie Mac                                                                                  15,100                    985,879
Goldman Sachs Group, Inc.                                                                    23,900                  2,577,615
J.P. Morgan Chase & Co.                                                                      94,700                  3,535,151
Merrill Lynch & Co., Inc.                                                                    35,800                  2,150,506
Prudential Financial, Inc.                                                                   46,400                  2,501,424
U.S. Bancorp                                                                                 43,700                  1,313,185
                                                                                                                     ---------
                                                                                                                    22,933,537
Health Care - 4.7%
Cardinal Health, Inc.                                                                        46,000                  2,590,720
Caremark Rx, Inc. (b)                                                                        91,900                  3,593,290
Guidant Corp.                                                                                21,000                  1,522,290
WellPoint, Inc. (b)                                                                          15,500                  1,883,250
                                                                                                                     ---------
                                                                                                                     9,589,550
Hotels & Lodging - 0.6%
Starwood Hotels & Resorts Worldwide, Inc.                                                    20,700                  1,198,323
                                                                                                                     ---------

Insurance - 4.4%
American International Group, Inc.                                                           69,100                  4,580,639
Chubb Corp.                                                                                  41,200                  3,068,576
MetLife, Inc.                                                                                34,200                  1,359,450
                                                                                                                     ---------
                                                                                                                     9,008,665
Internet Related - 0.9%
eBay, Inc. (b)                                                                               11,200                    912,800
Yahoo!, Inc. (b)                                                                             27,500                    968,275
                                                                                                                       -------
                                                                                                                     1,881,075
Media - 3.4%
McGraw-Hill Cos., Inc.                                                                       15,500                  1,402,750
Time Warner, Inc. (b)                                                                       160,000                  2,880,000
Viacom, Inc., Class B                                                                        69,900                  2,610,066
                                                                                                                     ---------
                                                                                                                     6,892,816
Metals & Mining - 1.3%
Alcoa, Inc.                                                                                  41,150                  1,214,337
Phelps Dodge Corp.                                                                           14,500                  1,396,350
                                                                                                                     ---------
                                                                                                                     2,610,687
Oil & Gas - 7.3%
ChevronTexaco Corp.                                                                          64,000                  3,481,600
Exxon Mobil Corp.                                                                           182,000                  9,391,200
Schlumberger Ltd.                                                                            31,900                  2,170,476
                                                                                                                     ---------
                                                                                                                    15,043,276
Pharmaceuticals - 7.1%
Abbott Laboratories                                                                          49,800                  2,241,996
Johnson & Johnson                                                                            61,700                  3,991,990
Pfizer, Inc.                                                                                221,200                  5,344,192
Wyeth                                                                                        73,500                  2,912,805
                                                                                                                     ---------
                                                                                                                    14,490,983
Residential Building Construction - 0.6%
Toll Brothers, Inc. (b)                                                                      15,400                  1,202,278
                                                                                                                     ---------

Retail - 8.6%
Best Buy Co., Inc.                                                                           35,200                  1,893,408
Home Depot, Inc.                                                                             60,000                  2,475,600
Lowe's Cos., Inc.                                                                            20,900                  1,191,091
McDonald's Corp.                                                                             59,000                  1,911,010




Reebok International Ltd.                                                                    38,700                   1,723,311
Target Corp.                                                                                 34,800                   1,766,796
Wal-Mart Stores, Inc.                                                                       130,550                   6,840,820
                                                                                                                      ---------
                                                                                                                     17,802,036
                                                                                                                     ----------
Technology - 1.4%
QUALCOMM, Inc.                                                                               40,500                   1,508,220
Xerox Corp. (b)                                                                              86,000                   1,365,680
                                                                                                                      ---------
                                                                                                                      2,873,900
                                                                                                                      ---------
Telecommunications - 4.1%
Cisco Systems, Inc. (b)                                                                     135,500                   2,444,420
Motorola, Inc.                                                                              107,800                   1,696,772
SBC Communications, Inc.                                                                     74,000                   1,758,240
Verizon Communications, Inc.                                                                 70,000                   2,491,300
                                                                                                                      ---------
                                                                                                                      8,390,732
                                                                                                                      ---------
Utilities - 2.8%
Duke Energy Corp.                                                                           150,300                   4,026,537
Exelon Corp.                                                                                 38,000                   1,681,500
                                                                                                                      ---------
                                                                                                                      5,708,037
                                                                                                                      ---------
Total Common Stocks                                                                                                 204,858,307
                                                                                                                    -----------
Investment Companies - 0.2%
HSBC Investor Money Market Fund Class I Shares *                                            391,644                     391,644
                                                                                                                        -------
Total Investment Companies                                                                                              391,644
                                                                                                                        -------


Total (Cost $168,770,233) (a)   -   100.0%                                                                          205,249,951
                                                                                                                    ===========

------------

Percentages indicated are based on net assets at January 31, 2005.


(a) Cost for federal income tax purposes is $170,162,821 and differs from value by unrealized appreciation and depreciation of securities as follows:

     Unrealized appreciation                $ 37,424,633
     Unrealized depreciation                  (2,337,503)
                                            ------------
     Net unrealized appreciation            $ 35,087,130
                                            ============

(b) Represents non-income producing security.

* Investment in affiliate.

See notes to Schedule of Portfolio Investments.

HSBC Investor California Tax-Free Money Market Fund

Schedule of Portfolio Investments
January 31, 2005
(Unaudited)


                                                                Principal
                                                                 Amount ($)                   Value ($)
                                                                 ----------                   ---------
Variable Rate Demand Notes*  (87.6%)
California  (85.8%)

ABAG Finance Authority For Nonprofit                             8,000,000                     8,000,000
Corporations, 1.88%, 11/15/31, (LOC
Allied Irish Bank PLC, Bank of New York)

ABAG Finance Authority for Nonprofit                               900,000                       900,000
Corporations Revenue, Point Loma
Nazarene University, 1.93%, 10/1/33,
(LOC Allied Irish Bank PLC)

Bay Area Toll Authority Toll Bridge                              3,580,000                     3,580,000
Revenue, 1.79%, 4/1/36, (AMBAC
Insured, SPA Bayerische Landesbank,
SPA Helaba)

California Educational Facilities                                4,000,000                     4,000,000
Authority Revenue, University of
Southern California, 1.01%, 10/1/33

California Health Facilities Financing                           6,000,000                     6,000,000
Authority Revenue, 1.83%, 7/1/33, (LOC Bank One)

California Health Facilities Financing                           3,900,000                     3,900,000
Authority Revenue, 1.83%, 7/1/33, (LOC Bank One)

California Housing Finance Agency,                                 400,000                       400,000
1.86%, 8/1/20, AMT, (MBIA, Liquidity
Facility Westdeutsche Landesbank)

California Housing Finance Agency,                               2,385,000                     2,385,000
1.88%, 8/1/22, (LOC FSA)

California Housing Finance Agency,                               5,000,000                     5,000,000
1.94%, 8/1/23, (Credit Support AMBAC,
SPA Lloyds)

California Infrastructure & Economic                             3,800,000                     3,800,000
Development Bank Revenue, 1.83%,
4/1/08, (Credit Support MBIA, SPA
Bank of America, SPA JP Morgan Chase)

California Infrastructure & Economic                             3,000,000                     3,000,000
Development Bank Revenue, 1.62%, 10/1/23

California Infrastructure & Economic                             2,900,000                     2,900,000
Development Bank Revenue, 1.82%,
7/1/32, (LOC Allied Irish Bank PLC)

California Pollution Control Financing                           2,495,000                     2,495,000
Authority Revenue, 1.85%, 6/1/06, AMT,
(FGIC Insured, Liquidity Facility JPM Chase) (i)

California Pollution Control Financing                           1,400,000                     1,400,000
Authority Revenue, Colmac Energy
Project, 1.86%, 12/1/16, AMT, (LOC Helaba)

California State Department of Water                             1,650,000                     1,650,000
Resources Power Supply Revenue, Series
B-4, 1.88%, 5/1/22, (LOC Bayerische Landesbank)














California State Department of Water                             3,200,000                     3,200,000
Resources Power Supply Revenue, Series
B-5, 1.90%, 5/1/22, (LOC Bayerishce
Landesbank, Westdeutsche Landesbank)

California State Department of Water                             3,655,000                     3,655,000
Resources Power Supply Revenue, Series
C-10, 1.77%, 5/1/22, (LOC Landesbank Hessen)

California State Department of Water                             4,830,000                     4,830,000
Resources Power Supply Revenue, Series
C-8, 1.81%, 5/1/22, (LOC Bayerische Landesbank)

California State Economic Recovery,                              2,000,000                     2,000,000
1.83%, 7/1/23, (LOC BNP Paribas)

California Office of The State                                   5,300,000                     5,300,000
Treasurer, 1.83%, 5/1/33, (LOC
Landesbank Hessen-Thrgn, Bank of
America N.A., Bank of Nova Scotia)

California State Office of The State                             8,100,000                     8,100,000
Treasurer, 1.83%, 5/1/34, (LOC Citibank
N.A., State Street B&T Co., National
Australia Bank)

California Statewide Communities                                 2,000,000                     2,000,000
Development Authority Revenue, 1.83%,
4/1/36, (Liquidity Facility JP Morgan Chase)

California Statewide Motion Picture                              1,180,000                     1,180,000
Development Authority, 1.77%, 3/1/31,
(LOC BNP Paribas)

Fremont Certificate of Participation,                            3,400,000                     3,400,000
1.83%, 8/1/32, (SPA DEXIA, AMBAC Insured)

Fresno Sewer Revenue, 1.83%, 9/1/25,                             1,500,000                     1,500,000
(FGIC Insured)

Grant Joint Union High School District                           3,000,000                     3,000,000
Certificates Of Participation, 1.83%,
12/1/38, (Credit Support FSA,
SPA-DEXIA Credit Local)

Kern County Certificate of Participation,                        1,800,000                     1,800,000
Kern Public Facilities Project, 1.83%,
8/1/06, (LOC Bayerische Landesbank)

Los Angeles County Housing Authority                             4,000,000                     4,000,000
for Multi-Family Housing Revenue,
Canyon Country Villas Project, 1.83%,
12/1/07, (FHLMC Insured)

Los Angeles Multi-Family Revenue,                                4,700,000                     4,700,000
1.85%, 4/15/33, (Credit Support FNMA)

Los Angeles Unified School District,                             5,300,000                     5,300,000
1.77%, 12/1/17, (LOC Bank of New York)

Perris California School District                                3,200,000                     3,200,000
Certificate of Participation, 1.50%, 9/1/22,
 (LOC FSA, SPA Dexia Credit Local)



Perris California School District                                3,200,000                     3,200,000
Certificate of Participation, 1.50%, 9/1/34,
 (LOC FSA, SPA Dexia Local Credit)

Perris Unified School District Certificate                       5,445,000                     5,445,000
of Publication, 1.83%, 9/1/18, (FSA
Insured, SPA DEXIA)

Rancho Water District Financing                                  3,000,000                     3,000,000
Authority Revenue, 1.80%, 8/1/29, (LOC FGIC)

Sacramento County Special Facilities                             5,500,000                     5,500,000
Airport Revenue, 1.85%, 11/1/28, (LOC
Bank of America NT & SA)

San Bernardino County California                                 3,590,000                     3,590,000
Certificates of Participation, 1.77%,
8/1/26, (MBIA Insured, SPA Helaba)

San Francisco City & County Housing                              3,595,000                     3,595,000
Authority, 1.86%, 9/1/49, (LOC Citibank N.A.)

San Francisco City & County Redevelopment                        2,850,000                     2,850,000
Agency, Antonia Manor Apartments, 1.87%,
12/1/33, (LOC Citibank N.A.)

San Francisco City & County Redevelopment                        3,325,000                     3,325,000
Agency, Maria Manor Apartments, 1.87%,
12/1/33, (LOC Citibank N.A.)

San Jose Redevelopment Agency,                                   3,900,000                     3,900,000
1.81%, 7/1/26, (LOC Morgan Guaranty Trust)

South Bay Regional Public                                        1,485,000                     1,485,000
Communications Authority Revenue,
1.82%, 1/1/31, (LOC Allied Irish Bank PLC)

South Bay Regional Public                                        1,010,000                     1,010,000
Communications Authority Revenue,
1.83%, 1/1/31, (LOC Allied Irish Bank PLC)

Southern California Public Power                                 2,100,000                     2,100,000
                                                                                               ---------
Authority, 1.81%, 7/1/09, (Credit Support
AMBAC, SPA Morgan Guaranty Trust)

                                                                                             145,575,000
                                                                                             -----------
Puerto Rico  (1.8%)
Puerto Rico Public Finance Corp.,                                1,000,000                     1,000,000
1.85%, 12/1/19, (AMBAC Insured, JP
Morgan Chase) (b)
Puerto Rico Commonwealth                                         2,104,000                     2,104,000
Government Development, 1.75%,                                                                 ---------
12/1/15, (MBIA Insured, SPA Credit Suisse)
                                                                                               3,104,000
                                                                                               ---------

Total Variable Rate Demand Notes*                                                            148,679,000
                                                                                             -----------

Tax-Free Notes And Commercial Paper  (11.4%)
California  (11.4%)

Alameda Contra Costa California                                  3,000,000                     3,017,923
Transportation District, 3.00%, 7/7/05,
(LOC BNP Paribas)

Los Angeles County California, 3.00%, 6/30/05                    4,700,000                     4,726,434

Los Angeles County Public Works                                  1,100,000                     1,101,050
Financing Authority Revenue, 2.50%,
3/1/05, (MBIA Insured)


San Diego Airport, 1.68%, 2/7/05,                                5,000,000                     5,000,000
(LOC BNP Paribas)

San Francisco Public Utilities, 1.92%,                           5,000,000                     5,000,001
4/8/05, (LOC JP Morgan, Bayerische
Landesbank, State Street)

Santa Barbara California Redevelopment                             500,000                       500,286
                                                                                                 -------
Agency, 2.00%, 3/1/05, (AMBAC Insured)

                                                                                              19,345,694
                                                                                              ----------
Total Tax-Free Notes And Commercial Paper                                                     19,345,694
                                                                                              ----------





                                                                  Shares                       Value ($)
                                                                  ------                       ---------
Investment Companies  (0.8%)
Blackrock Provident California                                   1,410,570                     1,410,570
Institutional Shares

Federated California Municipal Cash                                    128                           128
                                                                                                     ---
Trust Institutional Shares

Total Investment Companies                                                                     1,410,698
                                                                                               ---------

Total (Cost $169,435,392) (a)   -   99.8%                                                    169,435,392
                                                                                             ===========


------------

Percentages indicated are based on net assets at January 31, 2005.


(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(i) Rule 144a, Section 4(2) or other security which is restricted as to resale to institutional investors. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees. Represents .60% of net assets.

* Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented in this report represent the rates that were in effect on January 31, 2005. The maturity dates presented reflect the stated maturity date. However, each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

AMBAC - American Municipal Bond Assurance Corporation
AMT - Interest on security is subject to Federal Alternative Minimum Tax FGIC - Federal Guaranty Insurance Corporation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
SPA - Standby Purchase Agreement

See notes to Schedule of Portfolio Investments.

The Value Fund (the "Fund") utilizes the Master Feeder Fund Structure and seeks to achieve it's investment objective by investing all of it's investable assets in the HSBC Investor Value Portfolio (the "Portfolio"). As of January 31, 2005 the Fund's proportionate interest of the Portfolio was 80.8%. Following is the Schedule of Portfolio Investments for the Portfolio.


HSBC Investor Value Portfolio

Schedule of Portfolio Investments
January 31, 2005
(Unaudited)

                                                                      Shares                   Value ($)
                                                                      ------                   ---------
Common Stocks - 94.4%

Aerospace & Defense - 7.5%
Lockheed Martin Corp.                                                  28,000                  1,618,680
Northrop Grumman Corp.                                                 32,600                  1,691,288
Raytheon Co.                                                           41,300                  1,544,620
                                                                                              ----------
                                                                                               4,854,588
                                                                                              ----------
Banking - 5.0%
Bank of America Corp.                                                  32,100                  1,488,477
Wells Fargo & Co.                                                      28,800                  1,765,440
                                                                                              ----------
                                                                                               3,253,917
                                                                                              ----------
Business Services - 2.2%
Pitney Bowes, Inc.                                                     32,100                  1,436,154
                                                                                              ----------

Computer Software - 4.5%
Computer Associates International, Inc.                               108,100                  2,939,239
                                                                                              ----------

Conglomerates - 2.2%
Loews Corp.                                                            20,700                  1,407,600
                                                                                              ----------

Consumer Manufacturing - 1.0%
Lear Corp.                                                             11,500                    621,000
                                                                                              ----------

Consumer Products - 9.1%
Albertson's, Inc.                                                      50,400                  1,153,152
Altria Group, Inc.                                                     42,200                  2,693,626
Kimberly-Clark Corp.                                                   31,000                  2,030,810
                                                                                              ----------
                                                                                               5,877,588
                                                                                              ----------
Diversified Manufacturing Operations - 2.0%
Ingersoll-Rand Co.                                                     17,400                  1,294,212
                                                                                              ----------

Electronic Components & Semiconductors - 3.7%
Agilent Technologies, Inc. (b)                                        101,700                  2,248,587
Freescale Semiconductor, Inc., Class B (b)                             10,323                    180,343
                                                                                              ----------
                                                                                               2,428,930
                                                                                              ----------
Financial Services - 17.2%
Citigroup, Inc.                                                        36,707                  1,800,478
Countrywide Financial Corp.                                            76,600                  2,834,200
Fannie Mae                                                             44,000                  2,841,519
Genworth Financial, Inc., Class A                                      58,000                  1,538,740
J.P. Morgan Chase & Co.                                                39,150                  1,461,470
MGIC Investment Corp.                                                  11,800                    754,020
                                                                                              ----------
                                                                                              11,230,427
                                                                                              ----------
Insurance - 10.8%
Aetna, Inc.                                                            16,900                  2,147,145
AON Corp.                                                              77,200                  1,755,528
Radian Group, Inc.                                                     34,900                  1,673,106
The Hartford Financial Services Group, Inc.                            21,100                  1,419,819
                                                                                              ----------
                                                                                               6,995,598
                                                                                              ----------
Media - 5.0%




Liberty Media Corp., Class A (b)                                      100,350                  1,047,654
Viacom, Inc., Class B                                                  58,100                  2,169,454
                                                                                              ----------
                                                                                               3,217,108
                                                                                              ----------
Mining - 5.0%
Barrick Gold Corp.                                                     93,700                  2,048,282
Rio Tinto PLC ADR                                                       9,300                  1,168,080
                                                                                              ----------
                                                                                               3,216,362
                                                                                              ----------
Oil & Gas - 8.6%
ConocoPhillips                                                         10,891                  1,010,576
Kerr-McGee Corp.                                                       46,700                  2,883,725
Noble Energy, Inc.                                                     11,200                    662,704
Transocean, Inc. (b)                                                   23,800                  1,047,200
                                                                                              ----------
                                                                                               5,604,205
                                                                                              ----------
Paper Products - 1.6%
International Paper Co.                                                26,800                  1,049,220
                                                                                              ----------

Steel - 1.0%
POSCO ADR                                                              13,800                    621,000
                                                                                              ----------

Telecommunications - 4.9%
BellSouth Corp.                                                        36,050                    945,952
Motorola, Inc.                                                         93,500                  1,471,690
Sprint Corp.                                                           30,600                    729,198
                                                                                              ----------
                                                                                               3,146,840
                                                                                              ----------
Transportation - 1.7%
Union Pacific Corp.                                                    18,700                  1,114,520
                                                                                              ----------

Utilities - Electric - 1.4%
Dominion Resources, Inc.                                               13,000                    901,940
                                                                                              ----------
Total Common Stocks                                                                           61,210,448
                                                                                              ----------

Investment Companies - 4.6%
HSBC Investor Money Market Fund Class I Shares *                    2,968,882                  2,968,882
                                                                                              ----------
Total Investment Companies                                                                     2,968,882
                                                                                              ----------


Total (Cost $58,246,963) (a)   -   99.0%                                                      64,179,330
                                                                                              ==========

------------

Percentages indicated are based on net assets at January 31, 2005.


(a) Cost for federal income tax purposes is $58,285,488 and differs from value by unrealized appreciation and depreciation of securities as follows:
     Unrealized appreciation          $ 6,639,497
     Unrealized depreciation             (745,655)
                                      -----------
     Net unrealized appreciation      $ 5,893,842
                                      ===========

(b)  Represents non-income producing security.

* Investment in affiliate

ADR - American Depositary Receipt

See notes to Schedule of Portfolio Investments.

Notes to Schedule of Portfolio Investments: (Unaudited)         January 31, 2005

Organization:

The HSBC Investor Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, is registered under the Investment Company Act of 1940, as amended (the "Act"), as open-end management investment company. The Trust contains the following funds:

         Fund                                                      Short Name
         ----                                                      ----------
         HSBC Investor Limited Maturity Fund                       Limited Maturity Fund
         HSBC Investor Bond Fund                                   Bond Fund
         HSBC Investor Growth Fund                                 Growth Fund
         HSBC Investor Value Fund                                  Value Fund
         HSBC Investor Overseas Equity Fund                        Overseas Equity Fund
         HSBC Investor Opportunity Fund                            Opportunity Fund
         (collectively the "Feeder Funds")

         HSBC Investor New York Tax-Free Bond Fund                 New York Tax-Free Bond Fund
         HSBC Investor Growth and Income Fund                      Growth and Income Fund
         HSBC Investor Mid-Cap Fund                                Mid-Cap Fund
         (collectively the "Funds")

         HSBC Investor Money Market Fund                           Money Market Fund
         HSBC Investor U.S. Government Money Market Fund           U.S. Government Money Market Fund
         HSBC Investor Tax-Free Money Market Fund                  Tax-Free Money Market Fund
         HSBC Investor New York Tax-Free Money Market Fund         N.Y. Tax-Free Money Market Fund
         HSBC Investor U.S. Treasury Money Market Fund             U.S. Treasury Money Market Fund
         HSBC Investor California Tax-Free Money Market Fund       California Tax-Free Money Market Fund
         (collectively the "Money Market Funds")


The HSBC Investor Portfolios (the "Portfolio Trust"), is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios. The Portfolio Trust contains the following (collectively the "Portfolios"):

         Portfolio                                                 Short Name
         ---------                                                 ----------
         HSBC Investor Limited Maturity Portfolio                  Limited Maturity Portfolio
         HSBC Investor Fixed Income Portfolio                      Fixed Income Portfolio
         HSBC Investor Growth Portfolio                            Growth Portfolio
         HSBC Investor Value Portfolio                             Value Portfolio
         HSBC Investor International Equity Portfolio              International Equity Portfolio
         HSBC Investor Small Cap Equity Portfolio                  Small Cap Equity Portfolio


Significant Accounting Policies:

The following is a summary of the significant accounting policies followed in the preparation of the Schedule of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the Schedule of Portfolio Investments requires management to make estimates and assumptions that affect the reported amounts.


Securities Valuation:

A. New York Tax-Free Bond Fund, Growth and Income Fund, and Mid-Cap Fund

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued by or at the direction of the Funds' Board of Trustees. In addition, specific securities may need to be valued by or at the direction of the Funds' Board of Trustees due to potentially significant events. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts.

B. Feeder Funds

The Feeder Funds record their investments in their respective Portfolios at value. Securities of the Portfolios are recorded at value as more fully discussed in the following note.

C. Portfolios

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Portfolios' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and the use of matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued by or at the direction of the Portfolios' Board of Trustees. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters and armed conflicts. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolios' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Portfolio may use a systematic valuation model provided by an independent third party to value its foreign securities. When the International Equity Portfolio uses fair value pricing, the value assigned to the International Equity Portfolio's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

D. Money Market Funds

Investments of the Funds are valued at amortized cost, which approximates value, except for investments in other money market funds, which are priced at net asset value as reported by such companies. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

Securities Transactions:

A. New York Tax-Free Bond Fund, Growth and Income Fund, Mid-Cap Fund, Portfolios and Money Market Funds

Changes in holdings of portfolio securities are reflected no later than the first business day following the trade date. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

B. Feeder Funds

The Feeder Funds record daily their pro-rata share of their respective Portfolio's income, expenses and realized and unrealized gains and losses. Realized gains or losses and changes in unrealized appreciation or depreciation represent the Feeder Fund's share of such elements allocated from the Portfolio.

C. Portfolios

Changes in holdings of portfolio securities are reflected no later than on the first business day following the trade date. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

Foreign Currency Translation:

The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts:

The Portfolios may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolios could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date

Futures Contracts:

A. New York Tax-Free Bond Fund

The New York Tax-Free Bond Fund may invest in futures contracts for the purpose of hedging existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the New York Tax-Free Bond Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin", are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis.

Futures contracts may also be entered into for non-hedging purposes. A "sale" of futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A "purchase" of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions move unexpectedly, the New York Tax-Free Bond Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

B. Portfolios

Each Portfolio may invest in futures contracts for the purpose of hedging existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin", are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis.

Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Mortgage Dollar Roll Transactions:

The Fixed Income Portfolio may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Portfolio sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Portfolio will not be entitled to receive any interest or principal paid on the securities sold. The Portfolio is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Portfolio may also be compensated by receipt of a commitment fee. When the Portfolio enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with the custodian.

Options:

The Growth and Income Fund and the Mid-Cap Fund may write covered call options against some of the securities in their portfolios provided the securities are listed on a national securities exchange. A call option is "covered" if the Fund owns the underlying securities covered by the call. The premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss. If the call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining a realized gain or loss.

Repurchase Agreements:

The Money Market Funds may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Money Market Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At January 31, 2005, the Limited Maturity Portfolio and Fixed Income Portfolio held restricted securities representing 0.1% and 3.1% of net assets, respectively.

The restricted securities held as of January 31, 2005 are identified below:

-----------------------------------------------------------------------------------------------------------------------
                      Security Name                            Acquisition Date  Acquisition    Principal     Value ($)
                                                                                   Cost ($)     Amount ($)
-----------------------------------------------------------------------------------------------------------------------
Limited Maturity Portfolio
-----------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 3.26%, 4/3/06, Callable                 3/23/2004        50,000        50,000       50,049
4/3/05 @ 100
-----------------------------------------------------------------------------------------------------------------------
Fixed Income Portfolio
-----------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing VI, 6.30%, 5/10/11                   5/2/2001      641, 056       642,000      699,872
-----------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 5.45%, 12/15/14                          12/13/2004       732,369       735,000      741,649
-----------------------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp. IO 97 CF1 S 0.92%, 5/15/30            5/16/1997        40,172       638,055       10,342
-----------------------------------------------------------------------------------------------------------------------
Farmers Exchange Capital, 7.05%, 7/15/28                            1/27/1999        38,692        38,000       40,257
-----------------------------------------------------------------------------------------------------------------------
Farmers Exchange Capital, 7.05%, 7/15/28                            7/16/1999       124,321       135,000      143,017
-----------------------------------------------------------------------------------------------------------------------
Farmers Exchange Capital, 7.05%, 7/15/28                            11/7/2000       178,457       215,000      227,767
-----------------------------------------------------------------------------------------------------------------------
Farmers Exchange Capital, 8.625%, 5/1/24                             5/9/1997       238,212       238,000      287,424
-----------------------------------------------------------------------------------------------------------------------
FHA Weyerhauser, 7.43%, 1/1/24                                      3/28/2002        75,235        79,614       79,868
-----------------------------------------------------------------------------------------------------------------------
Florida Windstorm, 7.125%, 2/25/19                                  5/27/1999         7,910         8,000        9,413
-----------------------------------------------------------------------------------------------------------------------
Florida Windstorm, 7.125%, 2/25/19                                   8/7/2000       141,008       150,000      176,496
-----------------------------------------------------------------------------------------------------------------------
Florida Windstorm, 7.125%, 2/25/19                                 11/28/2000       426,488       450,000      529,487
-----------------------------------------------------------------------------------------------------------------------
Hutchinson Whampoa Finance CI Ltd., 7.45%, 8/1/17                   8/13/1998       111,221       132,000      152,010
-----------------------------------------------------------------------------------------------------------------------
Hutchinson Whampoa Finance CI Ltd., 7.45%, 8/1/17                   10/9/1998        91,336       120,000      138,191
-----------------------------------------------------------------------------------------------------------------------
Hutchinson Whampoa Finance CI Ltd., 7.45%, 8/1/17                   2/11/1999       132,765       150,000      172,739
-----------------------------------------------------------------------------------------------------------------------
Metropolitan Life Insurance Co., 7.80%, 11/1/25                      6/2/1999        26,564        25,000       31,735
-----------------------------------------------------------------------------------------------------------------------
Metropolitan Life Insurance Co., 7.80%, 11/1/25                     1/18/2001       250,755       250,000      317,346
-----------------------------------------------------------------------------------------------------------------------
New York Life Insurance, 7.50%, 12/15/23                            3/19/1999       241,025       250,000      258,773
-----------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co., 8.30%, 7/1/25                             7/31/1998        60,351        53,000       69,425
-----------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co., 8.30%, 7/1/25                             1/27/1999       219,530       180,000      235,783
-----------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co., 8.30%, 7/1/25                             9/23/1999       158,022       150,000      196,486
-----------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co., 8.30%, 7/1/25                              2/3/2000       171,000       165,000      216,134
-----------------------------------------------------------------------------------------------------------------------
RAS Laffan Liquid Natural Gas, 8.29%, 3/15/14                      11/24/1998        40,930        48,000       57,002
-----------------------------------------------------------------------------------------------------------------------
RAS Laffan Liquid Natural Gas, 8.29%, 3/15/14                      11/25/1998       175,879       200,000      237,511
-----------------------------------------------------------------------------------------------------------------------
RAS Laffan Liquid Natural Gas, 8.29%, 3/15/14                       3/19/2001       100,313       100,000      118,755
-----------------------------------------------------------------------------------------------------------------------


At January 31, 2005, the Money Market Fund held restricted securities representing 21.6% of net assets, the New York Tax-Free Money Market Fund held restricted securities representing 2.5% of net assets, and the California Tax-Free Money Market Fund held restricted securities representing 2.1% of net assets.

The restricted securities held as of January 31, 2005 are identified below:

--------------------------------------------------------------------------------------------------------------
                  Security Name                    Acquisition      Acquisition      Principal       Value ($)
--------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------
                                                       Date           Cost ($)       Amount ($)
---------------------------------------------------------------------------------------------------------------
Money Market Fund
---------------------------------------------------------------------------------------------------------------
ANZ National International Ltd. , 2.31%, 2/23/05     11/23/2004      99,418,611     100,000,000     99,859,445
---------------------------------------------------------------------------------------------------------------
Depfa Bank PLC, 2.33%, 2/8/05                         12/8/2004      99,600,444     100,000,000     99,954,889
---------------------------------------------------------------------------------------------------------------
Goldman Sachs Promissory Note, 2.60% 7/26/05          7/26/2004     225,000,000     225,000,000    225,000,000
---------------------------------------------------------------------------------------------------------------
Hertz Fleet Funding, 2.36%, 2/3/05                   12/10/2004      24,915,139      25,000,000     24,996,736
---------------------------------------------------------------------------------------------------------------
Hertz Fleet Funding, 2.39%, 2/4/05                   12/16/2004      51,881,387      52,050,000     52,039,677
---------------------------------------------------------------------------------------------------------------
K2 (USA) LLC, 2.315%, 5/3/05                          4/23/2004      89,995,500      90,000,000     89,998,847
---------------------------------------------------------------------------------------------------------------
Links Finance, 2.35%, 2/1/05                           1/9/2004      99,990,000     100,000,000    100,000,000
---------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc., 2.31%, 11/16/05                 11/18/2004      99,977,500     100,000,000     99,982,256
---------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc., 2.38%, 2/10/05                   1/27/2004      59,991,000      60,000,000     59,999,781
---------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc.  2.56%, 2/8/06                    1/26/2005      49,990,000      50,000,000     49,990,000
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
N.Y. Tax-Free Money Market Fund
---------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, 1.85%,          8/16/2002       3,300,000       3,300,000      3,300,000
7/1/29
---------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., 1.85%, 12/1/19      7/30/2003       8,000,000       8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
California Tax-Free Money Market Fund
---------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority       7/1/2004       2,495,000       2,495,000      2,495,000
Revenue, 1.85%, 6/1/06
---------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., 1.85%, 12/1/19      7/30/2003       1,000,000       1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HSBC Investor Funds


By:    /S/ Richard A. Fabietti
    ----------------------------
    Richard A. Fabietti
    President

Date: March 30, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ Troy A. Sheets
    ----------------------------
    Troy A. Sheets
    Treasurer

Date: March 30, 2005


By:    /S/ Richard A. Fabietti
    ----------------------------
    Richard A. Fabietti
    President

Date: March 30, 2005

* Print the name and title of each signing officer under his or her signature.



                         STATEMENT OF DIFFERENCES
                         ------------------------
The section symbol shall be expressed as................................ 'SS'